     As filed with the Securities and Exchange Commission on June 22, 2006


                                        Securities Act registration no. 33-19228
                                        Investment Company Act file no. 811-5443

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 45 [X]


                                       and


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 48 [X]


                            CALAMOS INVESTMENT TRUST
                                  (Registrant)

                               2020 Calamos Court
                           Naperville, Illinois 60563

                        Telephone number: (630) 245-7200

James S. Hamman, Jr., Secretary               Cameron S. Avery
Calamos Advisors LLC                          Bell, Boyd & Lloyd LLC
2020 Calamos Court                            70 West Madison Street, Suite 3100
Naperville, Illinois 60563                    Chicago, Illinois 60602-4207

                              (Agents for service)

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of this Registration Statement.

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of rule 485


[X]  on June 27, 2006 pursuant to paragraph (b) of rule 485



[ ]  60 days after filing pursuant to paragraph (a)(1) of rule 485


[ ]  on _____________ pursuant to paragraph (a)(1) of rule 485

[ ]  75 days after filing pursuant to paragraph (a)(2) of rule 485

[ ]  on _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                 Amending Parts A, B and C, and filing exhibits

================================================================================

                                Explanatory Note


This Post-Effective Amendment No. 45 to the Registration Statement contains a prospectus and statement of additional information describing the Calamos Multi-Fund Blend, a series of the Calamos Investment Trust. This Registration Statement is organized as follows: (a) Multi-Fund Blend Prospectus, (b) Prospectus Supplement regarding Institutional Shares of Multi-Fund Blend, (c) Statement of Additional Information for Multi-Fund Blend, and (d) Part C information for all series of Calamos Investment Trust. No changes to the prospectus of other series of Calamos Investment Trust are effected hereby.

[WOMAN IN CROWD PHOTO]

                                                     CALAMOS MULTI-FUND BLEND

                                                  PROSPECTUS JUNE    , 2006

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
   APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED
   WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                             (CALAMOS INVESTMENTS LOGO)

    Table of Contents



   MULTI-FUND BLEND..............................1

   FUND FACTS...................................11

     WHO MANAGES THE FUND?......................11

     HOW CAN I BUY SHARES?......................12

     HOW CAN I SELL SHARES?.....................16

     TRANSACTION INFORMATION....................18

     DISTRIBUTION AND TAXES.....................22

   FINANCIAL HIGHLIGHTS.........................24

   FOR MORE INFORMATION.................back cover

Calamos Multi-Fund Blend


WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?

The Fund's primary objective is long-term capital growth. Its secondary investment objective is current income.


The Fund seeks to achieve its investment objectives by investing primarily in Class I shares of a combination of CALAMOS Funds (the "underlying funds") on a fixed percentage basis. This type of mutual fund is sometimes called a "fund of funds." The Fund targets equal allocations of its assets among CALAMOS Growth Fund, CALAMOS Value Fund and CALAMOS Global Growth and Income Fund -- generally, each underlying fund receives approximately one-third of the Fund's assets.


The Fund does not actively manage its investments in the underlying funds, although the underlying funds' portfolio investments are actively managed by CALAMOS ADVISORS LLC ("CALAMOS ADVISORS"), the investment manager of the Fund and the underlying funds. CALAMOS ADVISORS monitors the Fund's percentage allocation to the underlying funds on a daily basis to determine whether the Fund's allocation remains close to its target, but it does not deviate from the Fund's fixed allocation target. However, because the underlying funds' investment results vary and may thereby cause the Fund's actual allocations to stray from its target allocation percentage, CALAMOS ADVISORS rebalances the Fund's allocations to the underlying funds whenever the actual allocations deviate approximately plus or minus 5% from the Fund's target allocation.


Although the Fund is not an asset allocation fund, CALAMOS ADVISORS may, as it deems appropriate based on economic, market and financial conditions, review the target allocation percentages among the underlying funds and may adjust the amount of its assets invested in each underlying Fund as such economic, market and financial conditions warrant. Any changes in the Fund's target allocation among the underlying funds are expected to be infrequent.


The Fund's ability to achieve its investment objectives depends on the underlying funds' ability to achieve their respective investment objectives. There can be no assurance that the underlying funds or the Fund will achieve their investment objectives.

The Fund, indirectly through its investment in the underlying funds, and the underlying funds directly, invest primarily in U.S. and foreign equity and convertible securities. The Fund also invests proceeds awaiting investment into the underlying funds and proceeds from the liquidation of holdings in the underlying funds to fulfill redemption requests in short-term securities. The Fund's investment in short-term securities is not part of its principal investment strategy. The underlying funds' investment policies are described below.

GROWTH FUND

Growth Fund's primary objective is long-term capital growth.

In pursuing its investment objective, Growth Fund seeks out securities that, in CALAMOS ADVISORS' opinion, offer the best opportunities for growth, provided such securities satisfy certain criteria. First, CALAMOS ADVISORS uses quantitative screens to find companies with high growth rates relative to their industry. Next, it screens for companies whose growth appears to be sustainable, focusing on company fundamentals, such as return on capital. CALAMOS ADVISORS then conducts a valuation analysis, using proprietary cash flow valuation models to assess overall price potential and determine expected returns. Risk management guidelines also require a focus on portfolio construction, including diversification and how individual securities may fit in the overall portfolio.

It is anticipated that substantially all of Growth Fund's portfolio will consist of securities of companies with large and mid-sized market capitalizations. Growth Fund's portfolio may also include securities of small companies. CALAMOS ADVISORS defines a large cap company to have a market capitalization in excess of $25 billion, a mid-sized company to have a market capitalization above $12 billion up to $25 billion and a small cap company to have a market capitalization below $12 billion.

                                                 PROSPECTUS   June  _ , 2006   1

Calamos Multi-Fund Blend


Although Growth Fund anticipates that it will invest primarily in equity securities, as part of a non-principal investment strategy, it may invest in convertible securities and debt obligations, consisting of bonds, debentures and notes that, in CALAMOS ADVISORS' opinion, present opportunities for capital appreciation. See "Investment Practices -- Debt Securities" in the Fund's Statement of Additional Information.

When buying and selling securities, Growth Fund focuses on the issuer's earnings growth potential coupled with financial strength and stability. Growth Fund performs its own fundamental analysis, in addition to relying upon outside sources.

Growth Fund typically considers the issuer's:

   - financial soundness;

   - earnings and cash-flow forecast; and

   - quality of management.

In constructing its portfolio, Growth Fund tries to lower the risks of investing in stocks by also using a "top-down approach" of diversification by industry and company and by paying attention to macro-level investment themes.

Although it does not utilize rapid turnover as a principal investment strategy, Growth Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

VALUE FUND

Value Fund's primary objective is long-term capital growth.

In pursuing Value Fund's investment objective, CALAMOS ADVISORS seeks out stocks that, in its opinion, are undervalued according to certain financial measurements of their intrinsic value (such as the present value of the company's future free cash flow).

Although Value Fund anticipates that it will invest primarily in U.S. equity securities, as part of a non-principal investment strategy, it also may invest in foreign securities, convertible securities, preferred stocks and obligations consisting of bonds, debentures and notes that, in CALAMOS ADVISORS' opinion, present opportunities for capital appreciation. See "Investment
Practices -- Debt Securities" in the Fund's Statement of Additional Information.

When buying and selling securities, Value Fund focuses on individual stock selection (called a "bottom-up approach"). Value Fund uses quantitative research to help it determine how an issuer's stock is valued relative to what it considers to be the issuer's intrinsic worth, the financial strength of the issuer and whether there is a near-term catalyst that could trigger an increase in the stock's price. Value Fund performs its own fundamental analysis, in addition to depending upon other sources.

In its analysis, Value Fund typically considers the issuer's:

   - financial soundness;

   - earnings and cash-flow forecast; and

   - quality of management.

In constructing its portfolio, Value Fund tries to lower the risks of investing in stocks by also using a "top-down approach" of diversification by industry and company and by paying attention to macro-level investment themes.

GLOBAL GROWTH AND INCOME FUND

Global Growth and Income Fund's primary objective is high long-term total return through capital appreciation and current income. Global Growth and Income Fund invests primarily in a globally diversified portfolio of convertible, equity

 2  CALAMOS FAMILY OF FUNDS

                                                        Calamos Multi-Fund Blend


and fixed-income securities. In pursuing its investment objective, Global Growth and Income Fund attempts to utilize these different types of securities to strike, in CALAMOS ADVISORS' opinion, the appropriate balance between risk and reward in terms of growth and income.

Global Growth and Income Fund attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what CALAMOS ADVISORS believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions.

The Fund anticipates that under normal circumstances, CALAMOS ADVISORS' investment process will result in Global Growth and Income Fund investing in an internationally diversified manner, with at least 40% of its assets in securities of foreign issuers. Global Growth and Income Fund may invest a portion of its assets in securities of issuers in emerging markets. International investing allows Global Growth and Income Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

WHAT ARE THE TYPES OF SECURITIES THE UNDERLYING FUNDS INVEST IN?

The Fund allocates assets to the underlying funds, which in turn, invest in securities and other instruments in accordance with their principal investment strategies. The principal investments of the Fund, indirectly through its investment in the underlying funds, and of the underlying funds follow:


                                              MULTI-FUND         GROWTH         VALUE          GLOBAL GROWTH
PRINCIPAL INVESTMENTS                           BLEND             FUND          FUND          AND INCOME FUND
 Equity Securities                                  -                -             -                   -
-------------------------------------
 Foreign Securities                                 -                                                  -
-------------------------------------
 Convertible Securities                             -                                                  -
-------------------------------------
 Synthetic Convertible Securities                   -                                                  -
-------------------------------------
 Rule 144A Securities                                                                                  -
-------------------------------------
 High Yield Fixed-Income Securities
 (Junk Bonds)                                                                                          -
-------------------------------------
 Securities Lending                                                  -             -
-------------------------------------


EQUITY SECURITIES. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, and depository receipts. An investment in a company's equity securities represents a proportionate ownership interest in that company. Therefore, a fund participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.

FOREIGN SECURITIES. Foreign securities are securities of a foreign issuer, which is a company organized under the laws of a foreign country that is principally traded in the financial markets of a foreign country. Foreign securities do not include securities represented by American Depository Receipts (ADRs) or securities guaranteed by a U.S. person.

CONVERTIBLE SECURITIES. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the "conversion price") into the issuer's common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.

Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by a fund is called for redemption, the fund will be required to redeem the security,

                                                 PROSPECTUS   June  _ , 2006   3

Calamos Multi-Fund Blend


convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to it. Conversely, certain convertible debt securities may provide a "put option," which entitles the fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.

SYNTHETIC CONVERTIBLE SECURITIES. A "synthetic" convertible instrument combines separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component").

The fixed-income component is achieved by investing in non-convertible, fixed-income securities, including bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, a fund may also pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

A fund may establish its own or purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

RULE 144A SECURITIES. Securities issued and sold pursuant to a Rule 144A transaction ("Rule 144A Securities") are excepted from the registration requirement of the Securities Act of 1933, as amended (the "Securities Act"). These securities may only be sold to qualified institutional buyers, such as a fund. Any resale of these securities must generally be effected through a sale that is registered under the Securities Act or otherwise exempted or excepted from such registration requirements.

HIGH YIELD FIXED-INCOME SECURITIES (JUNK BONDS). Convertible and nonconvertible debt securities commonly known as "junk bonds" are high yield fixed-income securities rated BB or lower by S&P, or Ba or lower by Moody's, or are not rated but are considered by CALAMOS ADVISORS to be of similar quality. Global Growth and Income Fund may invest without limit in junk bonds, but it will not, however, acquire a security rated below C.

SECURITIES LENDING. Securities lending involves a fund lending its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned. CALAMOS ADVISORS will monitor the creditworthiness of the firms to which a fund lend securities.

Each of the underlying funds that does not invest in the foregoing types of investments as part of its principal investment strategy may invest in those types of investments as part its non-principal investment strategy. See "Investment Practices" in the Fund's Statement of Additional Information.

Each of the underlying funds also may depart from its principal investment strategy to engage in defensive investing or invest in other securities.

DEFENSIVE INVESTING. An underlying fund may take a temporary defensive position without limitation in all types of money market and short-term debt securities, and repurchase agreements in response to adverse market, economic or political conditions. In a repurchase agreement, an underlying fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-

 4  CALAMOS FAMILY OF FUNDS

                                                        Calamos Multi-Fund Blend


upon interest rate, on a specified date. During periods when an underlying fund has assumed a temporary defensive position, it may not be able to achieve its investment objective.

OTHER SECURITIES. The underlying funds may utilize as non-principal investment strategies other investments and investment techniques that may impact performance, including options, futures and other strategic transactions. More information about investments and strategies of the underlying funds is provided in the Statement of Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The Fund is subject to the investment risks of the underlying funds and to risks arising from the aggregation of the underlying funds' investments in portfolio securities. This prospectus describes the risks you may face as an investor in the Fund. The principal risks that apply to the Fund and the underlying funds follow:


                                               MULTI-FUND         GROWTH          VALUE
 RISKS                                           BLEND             FUND           FUND        GLOBAL GROWTH AND
                                                                                                 INCOME FUND
 Market Risk                                       -                 -              -                 -
---------------------------------------------
 Investment Management Risk                        -                 -              -                 -
---------------------------------------------
 Equity Investments Risk                           -                 -              -                 -
---------------------------------------------
 Mid-Sized and Small Company Risk                  -                 -              -                 -
---------------------------------------------
 Market Disruption Risk                            -                 -              -                 -
---------------------------------------------
 Investment Strategy Risk                          -
---------------------------------------------
 Growth Stock Risk                                                   -
---------------------------------------------
 Portfolio Turnover Risk                                             -
---------------------------------------------
 Securities Lending Risk                                             -
---------------------------------------------
 Value Style Risk                                                                   -
---------------------------------------------
 Foreign Securities Risk                                                                              -
---------------------------------------------
 Emerging Markets Risk                                                                                -
---------------------------------------------
 Default Risk                                                                                         -
---------------------------------------------
 Convertible Securities Risk                                                                          -
---------------------------------------------
 Interest Rate Risk                                                                                   -
---------------------------------------------
 Rule 144A Securities Risk                                                                            -
---------------------------------------------
 High Yield Fixed-Income Securities (Junk
 Bond) Risk                                                                                           -
---------------------------------------------
 Synthetic Convertible Securities Risk                                                                -
---------------------------------------------
 Tax Risk                                          -                                                  -
---------------------------------------------


MARKET RISK. The risk that the securities market will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the underlying funds invest.

INVESTMENT MANAGEMENT RISK. CALAMOS ADVISORS is the investment adviser for the Fund and the underlying funds. Whether the Fund achieves its investment objective is significantly impacted by whether CALAMOS ADVISORS is able to choose suitable investments for the underlying funds.

EQUITY INVESTMENTS RISK. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

                                                 PROSPECTUS   June  _ , 2006   5

Calamos Multi-Fund Blend


MID-SIZED AND SMALL COMPANY RISK. Mid-sized and small company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of such company stocks tend to be more volatile than prices of large company stocks. Further, the prices of these company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

MARKET DISRUPTION RISK. Certain events have disruptive effects on securities markets, including but not limited to, terrorists attacks (including the terrorist attacks in the United States on September 11, 2001), war and other geopolitical events or catastrophes. CALAMOS ADVISORS cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

INVESTMENT STRATEGY RISK. CALAMOS ADVISORS uses an asset allocation strategy to try to achieve long-term capital growth and current income. There is a risk that the underlying funds in which the Fund invests will not produce the returns that CALAMOS ADVISORS expects and that the underlying funds and the Fund will decrease in value. The Fund is not designed to provide comprehensive asset allocation.

GROWTH STOCK RISK. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities. Growth securities also may be more volatile because growth companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market. A company may never achieve the earnings expansion the underlying fund anticipates.

VALUE STYLE RISK. Value stocks involve the risk that they may never reach what CALAMOS ADVISORS believes is their full market value, either because the market fails to recognize the stocks' intrinsic worth or CALAMOS ADVISORS misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund's performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

FOREIGN SECURITIES RISK. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.

EMERGING MARKETS RISK. Investment in foreign securities may include investment in securities of foreign issuers located in less developed countries, which are sometimes referred to as emerging markets. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

DEFAULT RISK. Default risk refers to the risk that a company that issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk.

CONVERTIBLE SECURITIES RISK. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its
 6  CALAMOS FAMILY OF FUNDS

                                                        Calamos Multi-Fund Blend


"investment value." A convertible security's investment value tends to decline as prevailing interest rate levels increase. Conversely, a convertible security's investment value increases as prevailing interest rate levels decline. However, a convertible security's market value will also be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. A convertible security's conversion value tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.

As the market price of the underlying common stock declines such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.

If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders. Consequently, the issuer's convertible securities entail less risk than its common stock.

INTEREST RATE RISK. Interest rate risk is the risk that a fund's investments in debt securities will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of the bonds generally decrease in periods when interest rates are rising. In addition, interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.

RULE 144A SECURITIES RISK. Under the supervision of its board of trustees, a fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of a fund's assets invested in illiquid securities would increase. Normally, a fund purchases Rule 144A Securities only if CALAMOS ADVISORS has determined them to be liquid. If any Rule 144A Security held by a fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

HIGH YIELD FIXED-INCOME SECURITIES (JUNK BONDS) RISK. Investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

SYNTHETIC CONVERTIBLE SECURITIES RISK. The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

TAX RISK. The federal income tax treatment of convertible securities or other securities may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of an investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

PORTFOLIO TURNOVER RISK. Engaging in active and frequent trading of portfolio securities may result in higher transaction costs, which would affect a fund's performance over time. In addition, the Fund may incur taxes on any realized capital gains on the underlying funds.
                                                 PROSPECTUS   June  _ , 2006   7

Calamos Multi-Fund Blend


SECURITIES LENDING RISK. In the event of bankruptcy or other default of a borrower of portfolio securities, a fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, CALAMOS ADVISORS will monitor the creditworthiness of the firms to which the underlying funds lend securities.

HOW HAS THE FUND PERFORMED IN THE PAST?

Performance information has not been presented for the Fund because the Fund has not been in existence for at least one calendar year.

 8  CALAMOS FAMILY OF FUNDS

                                                        Calamos Multi-Fund Blend

WHAT ARE THE FEES AND EXPENSES OF THE FUND?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and annual operating expenses, which are subtracted each year from the assets in the Fund. You also bear a portion of the underlying funds' expenses. There is no duplication of fees among the Fund and the underlying funds except possibly for a negligible overlap in expenses relating to audit and administrative services provided to both the Fund and underlying funds. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.


                                                                   CLASS A       CLASS B       CLASS C
 SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
------------------------------------------------------------
   Maximum Sales Charge (Load) on Purchases
   (as a percentage of offering price)                              4.75%         None          None
------------------------------------------------------------
   Maximum Deferred Sales Charge (Load)
   (as a percentage of redemption proceeds)                         None(1)       5.00%(2)      1.00%(2)
------------------------------------------------------------
   Maximum Sales Charge Load Imposed on
   Reinvested Dividends/Distributions                               None          None          None
------------------------------------------------------------
   Redemption Fee on Shares Held Five Days or Less
   (as a percentage of amount redeemed)(3)                          2.00%         2.00%         2.00%
------------------------------------------------------------
   Exchange Fee                                                     None          None          None
------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES DEDUCTED FROM FUND ASSETS):
------------------------------------------------------------
   Management Fees(4)                                               None          None          None
------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                         0.25%         1.00%         1.00%
------------------------------------------------------------
   Other Expenses(5)                                                0.45%         0.45%         0.45%
------------------------------------------------------------
   Total Annual Fund Operating Expenses                             0.70%         1.45%         1.45%
------------------------------------------------------------
   Estimated Indirect Expenses of Underlying Funds(6)               1.12%         1.12%         1.12%
------------------------------------------------------------
   Total Annual Fund and Underlying Funds Operating Expenses        1.82%         2.57%         2.57%
------------------------------------------------------------


(1) The redemption of Class A shares purchased at net asset value ("NAV") pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.
(2) The contingent deferred sales charge decreases over time. For additional information, see "Fund Facts -- Class B and Class C shares."
(3) The redemption fee may be waived in certain circumstances as described under "Fund Facts -- How Can I Sell Shares?"
(4) The Fund does not directly bear a management fee, but the Fund indirectly bears the management fee (and other expenses) of the underlying funds.

(5) Because the Fund is new, the amounts shown for Other Expenses are based on estimated amounts for the current fiscal year. CALAMOS ADVISORS has contractually agreed to reimburse Fund expenses through August 31, 2007 to the extent necessary so that Other Expenses after any such reimbursement do not exceed 0.25% for Class A shares, Class B shares or Class C shares. After such date, the expense limitation may be terminated or revised. Amounts reimbursed in a particular fiscal year may be recouped by CALAMOS ADVISORS within three years of the reimbursement to the extent the recoupment will not cause the Fund's expenses to exceed the lowest expense limitation in place during such three year period.

(6) All classes of shares of the Fund indirectly bear the Class I shares expenses of the underlying funds. Because the amount of the Fund's assets invested in each of the underlying funds changes daily, the amounts shown in the table are approximate amounts.

                                                 PROSPECTUS   June  _ , 2006   9

Calamos Multi-Fund Blend


EXAMPLES:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example shows an investment made and held for one year and three years. In each case, the example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for the reimbursement of other expenses over 0.25% in the first year, if applicable. The reimbursement of expenses is not considered when calculating expenses for the three year period. Your actual costs may be greater or less.

 FUND EXPENSES

 You would pay the following expenses if you redeemed your shares at the end of the period:

                                                                   ONE YEAR       THREE YEARS
 Class A                                                             $651           $1,020
------------------------------------------------------------
 Class B*                                                             760            1,099
------------------------------------------------------------
 Class C**                                                            360              799
------------------------------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                                                                   ONE YEAR       THREE YEARS
 Class A                                                             $651           $1,020
------------------------------------------------------------
 Class B                                                              260              799
------------------------------------------------------------
 Class C                                                              260              799
------------------------------------------------------------

  * The contingent deferred sales charge was applied as follows: 1 year (5%) and 3 years (3%).

 ** The contingent deferred sales charge was applied as follows: 1 year (1%) and 3 years (0%).

 10 CALAMOS FAMILY OF FUNDS

Fund Facts

WHO MANAGES THE FUND?

The Fund's investments are managed by CALAMOS ADVISORS, 2020 Calamos Court, Naperville, IL. CALAMOS ADVISORS is an indirect subsidiary of CALAMOS ASSET MANAGEMENT, INC., whose voting shares are majority-owned by CALAMOS FAMILY PARTNERS, INC., which is controlled by John P. Calamos, Sr. and the Calamos family.

Subject to the overall authority of the board of trustees, CALAMOS ADVISORS provides continuous investment supervision and management to the Fund under a management agreement with the Trust and also furnishes office space, equipment and management personnel. The Fund does not directly pay CALAMOS ADVISORS a fee pursuant to the management agreement in recognition of the fact that under a management agreement between CALAMOS ADVISORS and the Trust, each underlying fund pays CALAMOS ADVISORS a fee based on such fund's average daily net assets that is accrued daily and paid on a monthly basis. The Fund indirectly bears the management fee (and other expenses) of the underlying funds.

Growth Fund pays a fee under the management agreement based on its average daily net assets at the annual rate of 1.00% on the first $500 million, 0.90% on the next $500 million, 0.80% on the next $5 billion ($1 billion to $6 billion), 0.78% on the next $5 billion ($6 billion to $11 billion), 0.76% on the next $5 billion ($11 billion to $16 billion), 0.74% on the next $5 billion ($16 billion to $21 billion), 0.72% on the next $5 billion ($21 billion to $26 billion), and 0.70% on average daily net assets in excess of $26 billion. Value Fund and Global Growth and Income Fund each pays a management fee at the annual rate of 1.00% of average daily net assets.

For each underlying fund, the actual amount as a percentage of average net assets the underlying fund paid to CALAMOS ADVISORS in management fees for the most recent fiscal year was:

 Growth Fund                                                        0.79%
------------------------------------------------------------
 Value Fund                                                         1.00%
------------------------------------------------------------
 Global Growth and Income Fund                                      1.00%
------------------------------------------------------------

A discussion regarding the basis for the approval by the board of trustees of the management agreement for the Fund will be available in the Fund's semiannual report to shareholders for the six months ended September 30.

John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. share the primary responsibility for managing the Fund's portfolio. John P. Calamos, Sr. generally focuses on the top-down approach of diversification by industry and company and macro-level investment themes, while Nick P. Calamos generally focuses on the bottom-up approach and corresponding research and analysis. John P. Calamos, Jr. generally is responsible for equity analysis using CALAMOS ADVISORS' quantitative models, and assists in convertible hedging techniques. During the past five years, John P. Calamos, Sr. has been President and Trustee of the Trust and chairman, CEO and Co-Chief Investment Officer of CALAMOS ADVISORS and its predecessor company; Nick P. Calamos has been Vice President and Trustee of the Trust and Senior Executive Vice President and Co-Chief Investment Officer of CALAMOS ADVISORS and its predecessor company; and John P. Calamos, Jr. has been a portfolio manager and Executive Vice President of CALAMOS ADVISORS and its predecessor company. The portfolio managers are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.

The Fund's Statement of Additional Information provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Fund and CALAMOS FAMILY OF FUNDS and their compensation.

                                                 PROSPECTUS   June  _ , 2006  11

Fund Facts

HOW CAN I BUY SHARES?

This prospectus offers three classes of shares: Class A, Class B and Class C shares of the Fund. The different classes of shares of the Fund are investments in the same portfolio of securities, but each class of shares has different expenses and will likely have different share prices.

You may purchase Fund shares in any of the following ways:

CLASS A SHARES
            The offering price of a Class A share is the NAV plus an initial sales charge. The maximum sales charge is 4.75% of the offering price. Reduced sales charges are available for purchases of $50,000 or more. A 0.25% distribution fee (Rule 12b-1, explained below) is also applied to Class A shares.

CLASS B SHARES
            The offering price of a Class B share is the NAV with no initial sales charge. A 1.00% distribution and service fee and a contingent deferred sales charge of up to 5.00% on shares sold within six years of purchase (falling to zero after six years) are applied to Class B shares. The charge will not be applied to the purchase of shares from the reinvestment of dividends or capital gains distributions. Class B shares automatically convert to Class A shares after eight years, measured from the first day of the month in which the shares were purchased, which means lower annual expenses at that point forward. No order for Class B shares may exceed $100,000.

CLASS C SHARES
            The offering price of a Class C share is the NAV with no initial sales charge. A 1.00% distribution and service fee and a 1% contingent deferred sales charge on shares sold within one year of purchase are applied to Class C shares. The charge will not be applied to the purchase of shares from the reinvestment of dividends or capital gains distributions. Class C shares have a lower contingent deferred sales charge than Class B shares, but Class C shares DO NOT convert to Class A shares. No order for Class C shares may exceed $1,000,000.

You may buy shares of the Fund by contacting the securities broker-dealer or other financial services firm who gave you this prospectus. When you buy shares, be sure to specify whether you want Class A, Class B or Class C shares.

Shares of the Fund have not been registered for sale outside of the United States, Guam, Puerto Rico and the U.S. Virgin Islands. The CALAMOS FAMILY OF FUNDS generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

The discussion above summarizes the main differences among Class A, Class B and Class C shares, which lie primarily in their initial and contingent deferred sales charge structures and their distribution fees. Each class has distinct advantages and disadvantages for different investors and you should choose the class that best suits your circumstances and objectives.

No offer is made in this prospectus of shares of Growth Fund, Value Fund or Global Growth and Income Fund.

DISTRIBUTION AND SERVICE (RULE 12B-1) PLAN

The Fund has a Distribution and Service Plan or "12b-1 Plan." Under the plan, Class A shares pay a distribution and/or service fee of 0.25% of the average daily net assets of the class. Class B and Class C shares pay a service fee of 0.25% and a distribution fee of 0.75%.

Since assets of Class A, Class B and Class C shares are used to pay 12b-1 fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Consequently, long-term shareholders eventually may pay more than the economic equivalent of the maximum initial charges permitted by the National Association of Securities Dealers, Inc. (the "NASD").

 12 CALAMOS FAMILY OF FUNDS

                                                                      Fund Facts

OTHER COMPENSATION TO DEALERS

Calamos Financial Services LLC ("CFS") or its affiliates, at its expense, are currently subject to supplemental compensation payment requests by certain investment dealers, banks or other intermediaries, including third party administrators of qualified plans ("Intermediaries"). CFS or its affiliates may make payments to Intermediaries in order, among other things, to help defray the costs incurred by qualifying Intermediaries in connection with efforts to educate financial advisers about the Fund so they can make recommendations and provide services that are suitable and meet shareholder needs, to access Intermediaries' registered representatives, and to obtain marketing support and other specified services. Those payments may be made, at the discretion of CFS or its affiliates, to Intermediaries who have sold Fund shares. The level of payments made to a qualifying Intermediary in any given year with respect to Fund shares held by the Intermediary's customers will vary, but in no case will exceed the sum of (a) 0.25% of the prior 12 month period's sales of Fund shares by that Intermediary and (b) 0.12% of the amount of average daily value of Fund shares held by customers of that Intermediary. A number of factors will be considered in determining whether CFS or its affiliates will make the requested payments, including the qualifying Intermediary's sales, assets and redemption rates, and the quality of the Intermediary's services.

HOW MUCH DOES IT COST TO BUY CLASS A SHARES?

Class A shares are sold at the NAV per share, which is the value of a Fund share excluding any sales charges, plus an initial sales charge. The sales charge varies depending on the amount of your purchase, as follows:


                                                                             SALES CHARGE
                                                                     AS A % OF          AS A % OF
                                                                     NET AMOUNT         OFFERING
                                                                      INVESTED            PRICE
 Less than $50,000                                                      4.99%             4.75%
------------------------------------------------------------
 $50,000 but less than $100,000                                         4.44              4.25
------------------------------------------------------------
 $100,000 but less than $250,000                                        3.63              3.50
------------------------------------------------------------
 $250,000 but less than $500,000                                        2.56              2.50
------------------------------------------------------------
 $500,000 but less than $1,000,000                                      2.04              2.00
------------------------------------------------------------
 $1,000,000 or more                                                     None*             None*
------------------------------------------------------------

 * Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

HOW CAN I REDUCE SALES CHARGES FOR CLASS A PURCHASES?

As the sales charge table above shows, the larger your investment, the lower your initial sales charge on Class A shares. There is no initial sales charge for investments of $1 million or more. Each investment threshold that qualifies for a lower sales charge is known as a "breakpoint." You may be able to qualify for a breakpoint on the basis of a single purchase or by aggregating the amounts of more than one purchase in the following ways:

RIGHTS OF ACCUMULATION.

You may combine the value at the current public offering price of Class A, B and C shares of any funds within the CALAMOS FAMILY OF FUNDS (including shares of the Prime Obligations Fund, a portfolio of First American Funds ("Prime Obligations Shares"), previously offered through use of the exchange privilege offered by the CALAMOS FAMILY OF FUNDS) already owned with a new purchase of Class A shares of any fund within the CALAMOS FAMILY OF FUNDS in order to reduce the sales charge on the new purchase. Then, the sales charge for the new shares will be based at the rate in the table above that applies to the combined value of your current and new investment.

                                                 PROSPECTUS   June  _ , 2006  13

Fund Facts

The Fund receives purchase orders through a variety of distribution channels, including financial intermediaries and cannot always identify accounts that should be combined for purposes of assessing the amount of a sales charge. When you buy shares, be sure to specify to your intermediary any other accounts that may entitle you to a reduced sales charge.

STATEMENT OF INTENTION.

You can purchase additional Class A shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at once under a letter of intent. A letter of intent does not obligate you to purchase or sell additional Class A shares.

$1,000,000 PURCHASE ORDER.

You may purchase Class A shares of the Fund at the NAV without a sales charge provided that the total amount invested in Class A shares of the Fund or other funds within the CALAMOS FAMILY OF FUNDS totals at least $1,000,000. With a $1,000,000 purchase order, you will pay a contingent deferred sales charge of 0.50% on shares that are sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions.

WHAT ACCOUNTS ARE ELIGIBLE FOR REDUCED SALES CHARGES ON CLASS A SHARES?

You may aggregate your eligible accounts with the eligible accounts of members of your immediate family in order to obtain a breakpoint discount. The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include:

   - Individual accounts

   - Joint accounts

   - Certain IRA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, child, step child, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships. Eligible accounts include those registered in the name of your financial intermediary through which you own CALAMOS FAMILY OF FUNDS shares. For more information regarding eligible accounts, please see the CALAMOS FAMILY OF FUNDS' Statement of Additional Information.

HOW DO I OBTAIN A BREAKPOINT DISCOUNT?

The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the CALAMOS FAMILY OF FUNDS. To obtain any of the above breakpoint discounts, you must notify us or your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. For example, if an initial investment that was less than $1 million grows to over $1 million, you must tell us or your advisor that you qualify to purchase Class A shares without an initial sales charge when you make a subsequent investment. IF YOU DO NOT LET US OR YOUR FINANCIAL ADVISOR KNOW OF ALL OF THE HOLDINGS OR PLANNED PURCHASES THAT MAKE YOU ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. If you make your investment through a financial advisor, it is your financial advisors' sole responsibility to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, you will need to provide the foregoing information to the Fund at the time you purchase shares.

 14 CALAMOS FAMILY OF FUNDS

                                                                      Fund Facts

HOW CAN I OBTAIN MORE INFORMATION ABOUT BREAKPOINT DISCOUNTS?

Certain investors may purchase shares at a reduced sales charge or NAV. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.calamos.com.

HOW CAN I PURCHASE CLASS A SHARES WITHOUT A SALES CHARGE?

Class A shares of the Fund may be purchased at the NAV, with no initial sales charge, under the following scenarios, provided you notify CFS, the Fund's distributor, or your financial advisor, in writing at the time of purchase, that you are eligible as follows:

(a) any investor buying shares through a wrap account or other investment program whereby the investor pays the investment professional directly for services;

(b) any investor buying shares by exchange of Prime Obligation Shares previously purchased through use of the exchange privilege offered by the CALAMOS FAMILY OF FUNDS for which a sales charge has previously been incurred with respect to the exchanged shares;

(c) any investor buying shares through a qualified employee benefit plan where such plan has at least $1 million in assets or 100 employees, or where the administrator for such plan acts as the administrator for qualified employee benefits plans with assets of at least $1 million;

(d) any company exchanging shares with the Fund pursuant to merger, acquisition or exchange offer;

(e) any investor, including any investment company, that has entered into an investment advisory agreement or other arrangements with CALAMOS ADVISORS or its affiliates;

(f) any insurance company separate account;

(g) any current or retired trustee of the Trust, or other registered investment company where CALAMOS ADVISORS acts as the sole investment advisor; or any associated trust, person, profit sharing or other benefit plan of such current or retired trustee;

(h) any employee of CFS, its affiliates or an entity with a selling group agreement with CFS and its employees; and

(i) any member of the immediate family of a person qualifying under (g) or (h), including a spouse, child, step child, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.

CLASS B AND CLASS C SHARES

With Class B shares, you pay no initial sales charge, but the Fund pays an aggregate distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class B and Class C shares are somewhat higher compared to Class A shares, which pay an aggregate 0.25% distribution and/or service fee. After eight years, Class B shares automatically convert to Class A shares, which has the effect of lowering the annual expenses from the ninth year on.

                                                 PROSPECTUS   June  _ , 2006  15

Fund Facts

Class B shares have a contingent deferred sales charge that declines over the years you own shares, and terminates completely after six years of ownership, measured from the first day of the month in which the shares were purchased. For any shares you sell within those six years, you may be charged at the following rates:


 YEAR AFTER YOU BOUGHT SHARES                                      CONTINGENT DEFERRED SALES CHARGE
 First year                                                                      5.00%
------------------------------------------------------------
 Second year                                                                     4.00
------------------------------------------------------------
 Third or fourth year                                                            3.00
------------------------------------------------------------
 Fifth year                                                                      2.00
------------------------------------------------------------
 Sixth year                                                                      1.00

Class C shares have a contingent deferred sales charge of 1.00% on shares sold within one year of purchase. A contingent deferred sales charge on Class B and Class C shares may be based on the lesser of cost or market value (which shares, for purposes of determining the contingent deferred sales charge, are considered sold on a first-in, first-out basis).

TELEPHONE PURCHASES PERMITTED

Once you have established an account with the minimum initial investment of $2,500 (or $500 for certain qualified retirement plans, such as individual retirement accounts), you may make subsequent purchases of $50 or more over the telephone by debiting your bank account. To electronically debit your bank account, you must hold your account at a financial institution that is an Automatic Clearing House member. To permit telephone purchases, you must authorize telephone purchases on your account application. Call us at
800.823.7386 to obtain an account application with the telephone purchase option. If you did not authorize telephone purchases on your original account application, you may request telephone purchases by submitting a request in writing along with a voided check to U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.

To purchase shares by telephone, call 800.823.7386. The purchase price for the shares will be the NAV per share, or public offering price, next computed after receipt by the Fund's transfer agent of your telephone purchase if you call to place your order by 3:00 p.m. Central time, plus any applicable sales charge. The Fund will initiate most electronic transfers from your bank account to pay for the share purchase within that same business day.

The Fund may modify or terminate the ability to purchase shares by telephone at any time, or from time to time, without notice to shareholders. If your order to purchase shares of the Fund is canceled because your electronic transfer does not clear, you will be charged a $25 service fee, and you will be responsible for any resulting loss incurred by the Fund. The Fund, and their transfer agent, will be liable for losses resulting from unauthorized telephone purchases only if the Fund does not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

HOW CAN I SELL SHARES?
THROUGH YOUR BROKER-DEALER (CERTAIN CHARGES MAY APPLY)

Shares held for you in your broker-dealer's name must be sold through the broker-dealer.

WRITING TO THE FUND'S TRANSFER AGENT

As a shareholder, you may request the Fund to redeem your shares. When the shares are held for you by the Fund's transfer agent, you may sell your shares by sending a written request with signatures guaranteed to: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. You may redeem your shares by written request without a
 16 CALAMOS FAMILY OF FUNDS

                                                                      Fund Facts

signature guarantee, provided that the proceeds of the redemption are not more than $50,000 and they are to be sent to the registered holder at the address of record, provided that a change of address request has not been received by the transfer agent within the last 30 days. Under certain circumstances, before shares can be sold, additional documents may be required in order to verify the authority of the person who is selling the shares.

TELEPHONE REDEMPTIONS

If you have elected the telephone redemption privilege, you may redeem your shares by telephone. With the telephone redemption option, you may sell up to $50,000 worth of shares on any day. You may not redeem by telephone shares held in an IRA account or in an account for which you have changed the address within the preceding 30 days.

During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case you should make your redemption request in writing.

To permit telephone redemptions, you must authorize telephone redemptions on your account application prior to calling us with your redemption request. If you did not authorize telephone redemption on your original account application, you may request telephone redemption privileges by submitting a request in writing with a signature guarantee. Call us at 800.823.7386 to obtain an account application with the telephone redemption option. If you want redemption proceeds paid by wire transfer, or by electronic funds transfer via the Automated Clearing House (ACH) Network, to your bank account, send your request for telephone redemption, along with a voided check, to U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. Only member banks may transmit funds via the ACH Network. If you wish to change your information regarding a predetermined bank or brokerage account, submit your request in writing, along with a voided check for the new account, with a signature guarantee.

To redeem shares from your account by telephone, call 800 823.7386. To reduce the risk of fraudulent instruction and to ensure that instructions communicated by telephone are genuine, the Fund will send your redemption proceeds only to the address or bank/brokerage account as shown on its records. The Fund also may record a call, request more information and send written confirmation of telephone transactions. The Fund (and its transfer agent) will not be responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense for acting upon instructions furnished by telephone if the Fund reasonably believes that such instructions are genuine. If the Fund does not follow reasonable procedures for protecting shareholders against loss on telephone redemptions, it may be liable for any loss due to unauthorized or fraudulent instructions. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement.

PROCEEDS

The Fund will send your redemption proceeds to you by check to the address of record or by wire to a predetermined bank or brokerage account. You may also have proceeds sent directly to a predetermined bank or brokerage account via electronic funds transfer through the ACH Network if your bank or brokerage firm is an ACH member. Redemption proceeds paid by wire will normally be sent on the next business day after receipt of the redemption request and the cost of the wire (currently $15) will be deducted from the redemption proceeds. There is no charge for an electronic funds transfer through the ACH Network and your proceeds will be credited to your account within 2-3 business days. A redemption request received after 4 p.m. Eastern Time (or after the close of regular session trading on the New York Stock Exchange ("NYSE"), if the NYSE closes before 4 p.m.) will be deemed received on the next business day.

REDEMPTION FEE ON SHARES HELD FIVE DAYS OR LESS

A redemption of Fund shares (except shares purchased with reinvested dividends or distributions) held for five days or less may be subject to a redemption fee of 2% of the redemption proceeds that will be deducted from those proceeds. The redemption fee is paid to the Fund and is intended to help deter short-term trading. The redemption fee is also intended
                                                 PROSPECTUS   June  _ , 2006  17

Fund Facts

to offset portfolio transaction costs, market impact, and other costs associated with short-term trading. If the shares redeemed were purchased on different days, the most recently purchased shares will be redeemed first for purposes of determining whether the redemption fee applies.

For shares held through intermediaries, the redemption fee will be charged in generally the same manner as for shares held directly with the Fund. However, due to operational requirements and/or limitations, certain intermediaries' methods for tracking and calculating the fee may differ in some respects from those of the Fund. In addition, certain intermediaries may not presently possess the operational capabilities to charge the fee. In those instances, a fee may not be able to be applied. The Fund cannot always monitor the imposition of redemption fees on shares that are purchased through intermediaries or held in omnibus accounts. If you purchased shares through an intermediary, you should contact the intermediary for information on how the redemption fee may be applied to your shares.

The Fund reserves the right to waive the redemption fee at its discretion where such waiver is believed not to materially harm the Fund and is consistent with the Fund's efforts to deter abusive short-term trading. The Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

PROCESSING TIME

A check for the redemption proceeds will not be sent to you until the check used to purchase the shares has cleared, which can take up to 15 days after purchase. You may avoid this delay by buying shares with a wire transfer of funds. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.

ONCE YOUR INSTRUCTIONS TO SELL SHARES OF THE FUND HAVE BEEN RECEIVED, YOU MAY NOT CANCEL OR REVOKE YOUR REQUEST. IT IS, THEREFORE, VERY IMPORTANT THAT YOU CALL US IF YOU HAVE ANY QUESTIONS ABOUT THE REQUIREMENTS FOR SELLING SHARES BEFORE SUBMITTING YOUR REQUEST.

SMALL ACCOUNTS

Due to the relatively high cost of handling small accounts, the Fund may give you 30 days written notice that it intends to buy your shares, at the NAV of those shares, if your account has a value of less than $500. This would not apply if your account value declined to less than $500 as a result of market fluctuation.

TRANSACTION INFORMATION
SHARE PRICE

The Fund's assets consist primarily of shares of the underlying funds. The Fund's share price, or NAV, is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open. The NYSE is regularly closed on New Year's Day, the third Monday in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV per share for each class of shares of the Fund is calculated by dividing the pro rata share of the value of all of the Fund's securities and other assets allocable to that class of shares of the Fund, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed by U.S. Bancorp, the Fund's transfer agent, at the next NAV that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order in good form from an investor. If shares are purchased or sold through a broker-dealer, it is the responsibility of that broker-dealer to transmit those orders to U.S. Bancorp so such orders will be received in a timely manner.

The Fund may authorize certain broker-dealers, financial services companies, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively "authorized agents"),
 18 CALAMOS FAMILY OF FUNDS

                                                                      Fund Facts


to accept purchase or sale orders on the Fund's behalf. If you buy, exchange or redeem shares through an authorized agent, you will pay or receive the Fund's NAV per share next calculated after receipt of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent and the 2% redemption fee (if applicable) imposed by the Fund.


A purchase or sale order typically is accepted when the Fund or its authorized agent has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.

The Fund's NAV per share is based on the NAV of each of the underlying funds, which is based on the total value of all the portfolio securities and other assets that it holds as of a specified time.


Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which the Fund determines its NAV. Securities traded in the over-the-counter ("OTC") market and quoted on The Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking a NOCP, the last current reported sale price on Nasdaq at the time as of which the Fund determines its NAV.



When reliable market prices or quotations are not readily available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option. If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of the fair value of such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/ or procedures adopted by the board of trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing service.



Each underlying fund also may use fair value pricing, pursuant to board of trustees guidelines and under the ultimate supervision of the board of trustees if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary markets or exchanges on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.



When fair value pricing of securities is employed, the prices of securities used by an underlying fund to calculate its NAV may differ from market quotations or official closing prices.


Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and OTC markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the underlying funds' NAVs are not calculated. As stated above, if the market prices are not readily available or are not reflective of a security's fair value, the security will be priced at a fair value following procedures approved by the

                                                 PROSPECTUS   June  _ , 2006  19

Fund Facts

board of trustees. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

EXCHANGE PRIVILEGE

You may exchange Class A shares of the Fund for Class A shares of another fund in the CALAMOS FAMILY OF FUNDS with no sales charge. Class B shares of the Fund can be exchanged for Class B shares of another fund with the CALAMOS FAMILY OF FUNDS with no contingent deferred sales charge. Class C shares of the Fund can also be exchanged for Class C shares of another fund within the CALAMOS FAMILY OF FUNDS with no contingent deferred sales charge. You may exchange your shares by writing to us at the CALAMOS FAMILY OF FUNDS, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone exchange on your account application, you may also exchange your shares by calling us at 800.823.7386. AN EXCHANGE TRANSACTION IS CONSIDERED A SALE AND PURCHASE OF SHARES FOR FEDERAL INCOME TAX PURPOSES AND MAY RESULT IN CAPITAL GAIN OR LOSS.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, the Fund may suspend or permanently terminate the exchange privileges of any investor who engages in short-term or excessive trading. Although an investor may be precluded from utilizing the exchange privilege, an investor's ability to redeem shares of the Fund for cash will not be affected.

WHERE CAN I HAVE MY SIGNATURE GUARANTEED?

As discussed above, with certain written requests to sell shares, each person signing must have their signature guaranteed. You can obtain a signature guarantee from most brokerage houses, including CFS, and financial institutions.

WHAT IS THE MINIMUM AMOUNT I CAN INVEST IN THE FUND?

The minimum initial investment for each of Class A, Class B and Class C shares of the Fund is $2,500. For certain qualified retirement plans, such as individual retirement accounts, the minimum initial investment is $500. The minimum subsequent investment in the Fund is $50.

The Fund may not waive or reduce the minimum initial or subsequent investment requirements, except for omnibus accounts of any intermediary with whom CALAMOS ADVISORS has entered into an agreement, including profit sharing or pension plans, Section 401(k) plans, Section 403(b)(7) plans in the case of employees of public school systems and certain non-profit organizations.

TRANSACTION RESTRICTIONS

The Fund reserves the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities market or otherwise. The Fund generally expects to inform any investor within 24 hours if a purchase order has been rejected. The Fund is intended for long-term investment purposes only, and is not intended for short-term or excessive trading. Those practices may disrupt portfolio management strategies and may increase expenses, and thus harm fund performance.

The Fund may, in its discretion, suspend, and may permanently terminate, the purchase or exchange privileges of any investor who engages in trading activity that it believes would be disruptive to the Fund. Although the Fund will attempt to give prior notice of a suspension or termination of an exchange privilege when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

In addition, the Fund receives purchase and sale orders through financial intermediaries and cannot always identify or reasonably detect short-term or excessive trading that may be facilitated by those intermediaries or by the use of omnibus

 20 CALAMOS FAMILY OF FUNDS

                                                                      Fund Facts

accounts by those intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Fund, making it more difficult to locate and eliminate short-term or excessive trading. To the degree the Fund is able to identify excessive or short-term trading in accounts maintained by intermediaries, the Fund will seek the cooperation of the intermediary to enforce the Fund's excessive trading policy. However, there can be no assurance that an intermediary will cooperate in all instances. Certain intermediaries may not presently possess the same operational capabilities to track the number of purchase, redemption or exchange orders made by an individual investor as the Fund, or they may lack such capabilities entirely. Certain intermediaries may possess other capabilities to deter short-term or excessive trading upon which the Fund may rely. In general, the Fund cannot eliminate the possibility that short-term or excessive trading activity will occur in the Fund.

As noted above, the Fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor for any reason without prior notice, including, in particular, if the trading activity in the account may be disruptive to the Fund. To minimize harm to the Fund and its shareholders, the Fund may, at its sole discretion, exercise these rights if an investor has a history of excessive or disruptive trading. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

EXCESSIVE TRADING POLICIES AND PROCEDURES

Excessive trading may present risks to the Fund's long-term shareholders. Excessive trading into and out of the Fund can disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders and may increase Fund expenses, which may negatively impact investment returns for remaining shareholders.

Funds, such as the underlying funds, that invest in foreign securities may be at a greater risk for excessive trading. Some investors may seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to engage in a practice known as pricing arbitrage to take advantage of information that becomes available after the close of the foreign markets or exchanges but before the Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. Alternatively, some investors may attempt to benefit from stale pricing -- when trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the Fund's NAV, which may negatively impact long-term shareholders. Although the Fund has adopted policies and procedures intended to reduce its exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, the Fund cannot entirely eliminate the potential for short-term arbitrage trades to dilute the value of Fund shares.

The Fund discourages and does not accomodate frequent purchases and redemptions of the Fund's shares. The Fund attempts to detect and deter excessive trading through the following methods:

   - restrictions on trading or exchange privileges of investors the Fund believes are engaging in short-term or excessive trading, as described under "Transaction restrictions;"

   - redemption fees on all classes of shares held for a short period of time, as described under "Redemption fee on shares held five days or less";

   - fair valuation of securities, as described under "Share price;" and

   - trade monitoring.

Although the Fund will take steps to detect and deter abusive trading pursuant to the policies and procedures described in this prospectus and approved by the board of trustees, there are no assurances that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate

                                                 PROSPECTUS   June  _ , 2006  21

Fund Facts

the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries as discussed in the "Transaction restrictions" section.

The Fund's policies and procedures regarding excessive trading may be modified at any time.

BROKER TRANSACTIONS

If you buy and sell shares of the Fund through a member of the NASD, other than CFS, the Fund's distributor, that member may charge a fee for that service. Please read this prospectus along with any material describing fees and services that the member firm may charge.

REDEMPTION-IN-KIND

The Fund reserves the right to honor any request for sales or repurchase by paying you with readily marketable securities, either in whole or in part. This is considered a "redemption-in-kind." The Fund will choose these securities and value them in the same way as they are valued for purposes of computing the Fund's NAV. You may incur transaction expenses if you convert these securities to cash.

TRANSACTIONS THROUGH INTERMEDIARIES

The Fund receives purchase, redemption and exchange orders from various financial intermediaries and cannot always identify individual accounts or individual transactions for an account that may be facilitated by those intermediaries or by the use of omnibus accounts by those intermediaries. Due to differing operational and systems capabilities, these intermediaries may calculate sales charges and fees and track transaction activity differently than the Fund. When transacting in shares of the Fund, be sure you understand how your intermediary calculates sales charges and fees and tracks transaction activity.

PORTFOLIO SECURITY HOLDINGS DISCLOSURE

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund is available in the Fund's Statement of Additional Information and on the Fund's website, www.calamos.com.

PROSPECTUSES AND SHAREHOLDER REPORTS

The Fund reduces the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call us at 800.823.7386 or write to us at the CALAMOS FAMILY OF FUNDS, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201 to request individual copies of these documents. The Fund will begin sending you individual copies within 30 days of your request.

DISTRIBUTIONS AND TAXES
DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

You may receive two kinds of distributions from the Fund: dividends and capital gains distributions. Unless you requested on the account application or in writing that distributions be made in cash, all dividends and capital gains distributions are paid by crediting you with additional shares of the Fund of the same class you already own. These shares are valued at the next NAV per share that is computed after the dividend or distribution date. There is no sales charge applied. The Fund declares dividends annually. Net realized long-term capital gains, if any, are paid to shareholders by the Fund at least annually.

All distributions under $10 will automatically be reinvested into additional shares of the Fund, even if you elected to have dividends and/or capital gains paid in cash. If a dividend check is returned undeliverable, or if a check remains

 22 CALAMOS FAMILY OF FUNDS

                                                                      Fund Facts

outstanding for six months, the Fund reserves the right to reinvest those dividends in additional shares of that Fund at the current NAV and to designate the account as a dividend reinvestment account.

TAXES

You may realize a capital gain or capital loss when you sell (redeem) or exchange shares. Distributions, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may be subject to state or local taxes. The federal tax treatment will depend, of course, on how long you owned the shares and on your individual tax position. You may be subject to state and local taxes on your investment in the Fund, depending on the laws of your home state and locality.

The dividends and distributions paid by the Fund are subject to taxation as of the date of payment, except for those distributions declared in October, November or December and paid in January of the next year. Such a distribution will be treated as though it were received on December 31 of the year in which it is declared.

You may be taxed on dividends from net investment income and capital gains distributions at different rates depending on your tax situation. Under current law, if you are an individual and you satisfy certain holding period requirements, your share of the Fund's "qualified dividend income" will be eligible for taxation at the reduced rate of 15% now applicable to long-term capital gains. Ordinary income and short-term capital gains are taxed at a maximum rate of 35%. Annually, the Fund will advise you of the source of your distributions for tax purposes.


Because the underlying funds intend to invest primarily in equity securities, a portion of the ordinary income dividends paid by the Fund may be eligible for the reduced rate applicable to "qualified dividend income." No assurance can be given as to what portion of the ordinary income dividends paid by the Fund will consist of "qualified dividend income."


The Fund may be required to withhold federal income tax ("backup withholding") from payments to you if:

   - you fail to furnish your properly certified Social Security or other tax identification number;

   - you fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income; or

   - the Internal Revenue Service ("IRS") informs the Fund that your tax identification number is incorrect.

These certifications are contained in the application that you should complete and return when you open an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

                                                 PROSPECTUS   June  _ , 2006  23

Financial Highlights

Financial highlights are not available as the Fund has not yet commenced operations.

 24 CALAMOS FAMILY OF FUNDS

                           [CALAMOS INVESTMENTS LOGO]

       Calamos Investments    2020 Calamos Court    Naperville, IL 60563
                          800.582.6959    www.calamos.com

      If you would like more information about the Fund,        FOR 24 HOUR AUTOMATED SHAREHOLDER ASSISTANCE
      the following resources are available upon request,       800.823.7386
      free of charge.
                                                                TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS
      Additional information about the Fund's investments       Call 800.582.6959
      will be available in the Fund's annual and
      semiannual reports to shareholders. The reports           VISIT OUR WEBSITE
      will contain a discussion of the market conditions        www.calamos.com
      and investment strategies that significantly
      affected the Fund's performance for the most recent       INVESTMENT ADVISER
      six-month and twelve-month periods.                       CALAMOS ADVISORS LLC
                                                                2020 Calamos Court
      The Statement of Additional Information provides          Naperville, IL 60563
      more detailed information about the Fund and is
      incorporated into this prospectus by reference.           TRANSFER AGENT
                                                                US Bancorp Fund Services, LLC
      Copies of the reports and the Statement of                615 E. Michigan St. 3rd floor
      Additional Information are available, without             Milwaukee, WI 53202
      charge, upon request by calling 800.582.6959 or by
      visiting the Fund's website at www.calamos.com. You       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
      can request other information and discuss your            Deloitte & Touche LLP
      questions about the Fund by contacting Calamos            Chicago, IL
      Financial Services LLC at:
                                                                LEGAL COUNSEL
      Calamos Financial Services LLC                            Bell, Boyd & Lloyd LLC
      2020 Calamos Court                                        Chicago, IL
      Naperville, Illinois 60563
      Telephone: 800.582.6959
      You can review the Fund's reports and Statement of
      Additional Information at the Public Reference Room
      of the Securities and Exchange Commission. You can
      get text-only copies for free from the EDGAR
      database on the Commission's Internet website at
      http://www.sec.gov, or for a duplicating fee by
      calling or writing to:
      Public Reference Section of the Commission
      Washington, D.C. 20549-0102
      Telephone: 202.942.8090
      E-mail: publicinfo@sec.gov

                                                                  811-5443

                         SUPPLEMENT DATED JUNE __, 2006



                       TO PROSPECTUS DATED JUNE __, 2006



                          CALAMOS(R) MULTI-FUND BLEND
                              INSTITUTIONAL SHARES


                     MINIMUM INITIAL INVESTMENT: $5 MILLION

                                   ----------


     This supplement together with the prospectus offers Class I shares ("Institutional Shares") of Multi-Fund Blend (the "Fund"). The Fund through its prospectus also currently offers three other classes of shares, Class A, Class B and Class C shares, that have substantially lower minimum investment requirements but bear certain expenses not borne by the Institutional Shares.



     The following information supplements the indicated sections of the prospectus.



INSTITUTIONAL SHARES


The following paragraphs are added to the bottom of page 12 of the prospectus:


     "The Fund's Institutional Shares are offered without any sales charge and are not subject to any 12b-1 charges. As a result of the relatively lower expenses for Institutional Shares, the level of income dividends per share (as a percentage of net asset value ("NAV")) and, therefore, the overall investment return, will typically be higher for Institutional Shares than for Class A, Class B or Class C shares.



     All classes of Fund shares represent interests in the same portfolio of investments of the Fund. The minimum initial investment required to purchase Institutional Shares is $5 million. However, Class I shares are available for purchase without a minimum initial investment by tax-qualified employee benefit plans sponsored by Calamos Advisors LLC or Calamos Financial Services LLC for their employees. In addition, the Fund may waive the minimum initial investment. Shares are redeemable at NAV, which may be more or less than original cost."









EXPENSES


     The following paragraph and table are added after the table located on page 9 of the prospectus:


     The following tables describe the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

                                                            CLASS I
                                                            -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) on Purchases
   (as a percentage of offering price)                       None
Maximum Sales Charge (Load) on
   Reinvested Dividends/Distributions                        None
Maximum Deferred Sales Charge (Load)
   (as a percentage of redemption proceeds)                  None
Redemption Fee on Shares Held Five Days or Less
   (as a percentage of amount redeemed) (a)                  2.00%
Exchange fee                                                 None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
Management Fees (b)                                          None
Distribution (12b-1) Fees                                    None
Other Expenses (c)                                           0.45%
Total Annual Operating Expenses                              0.45%
Estimated Indirect Expenses of Underlying Funds (d)          1.12%
Total Annual Fund and Underlying Funds Operating Expenses    1.57%

----------
(a) The redemption fee may be waived in certain circumstances described under "Special Features of Institutional Shares--Redemption Fee."

(b) The Fund does not directly bear a management fee, but the Fund indirectly bears the management fee (and other expenses) of the underlying funds.


(c) Calamos Advisors LLC has contractually agreed to reimburse Fund expenses through August 31, 2007 so that Other Expenses after any such reimbursement do not exceed 0.25% for Class I shares. After such date, the expense limitation may be terminated or revised. Amounts reimbursed in a particular fiscal year may be recouped by Calamos Advisors LLC within three years of the reimbursement to the extent the recoupment will not cause the Fund's expenses to exceed the lowest expense limitation in place during such three year period.



(d) All classes of shares of the Fund indirectly bear the Class I shares expenses of the underlying funds. Because the amount of the Fund's assets invested in each of the underlying funds changes daily, the amounts shown in the table are approximate amounts.



The following paragraph and table is added after the table located on page 10 of the prospectus:




Examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example shows an investment made and held for one year and three years. In each case, the example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for the reimbursement of other expenses over 0.25% in the first year, if applicable. The reimbursement of expenses is not considered when calculating expenses for the three year period. Your actual costs may be greater or less. You would pay the following expenses whether you redeemed or did not redeem your shares at the end of the period:


          One Year   Three Years
          --------   -----------
Class I   $160       $496

SPECIAL FEATURES OF INSTITUTIONAL SHARES

OFFERING PRICE


The following paragraph is added immediately after the table on page 12 of the prospectus:


The Fund's Institutional Shares are sold without any sales charge. When placing an order, you must specify that your order is for Institutional Shares.

PURCHASES BY EXCHANGE


The following paragraph is added immediately after the section entitled, "Telephone purchases permitted" on page 16 of the prospectus:


You may purchase shares of the Fund by exchange of shares from another fund in the CALAMOS FAMILY OF FUNDS, or by exchange of shares of Prime Obligations Fund, a portfolio of First American Funds. No sales charge is imposed on purchases of Institutional Shares by exchange of Institutional Shares from another fund in the CALAMOS FAMILY OF FUNDS or by exchange of Prime Obligations Shares, provided the aggregate value of your Institutional Shares of all funds in the CALAMOS FAMILY OF FUNDS is at least $5 million, unless the $5 million minimum does not apply, as discussed above. Exchanges are subject to the limitations set forth in the prospectus under "Transaction information."

STATEMENT OF ADDITIONAL INFORMATION                              June __, 2006

                          CALAMOS (R) INVESTMENT TRUST


MULTI-FUND BLEND


2020 Calamos Court
Naperville, Illinois 60563
(630) 245-7200
Toll Free: (800) 8-CFS-FUND (800/823-7386)


    This Statement of Additional Information relates to Calamos(R) Multi-Fund Blend (the "Fund"), which is a series of Calamos Investment Trust (the "Trust"). It is not a prospectus, but provides information that should be read in conjunction with the Fund's prospectus dated the same date as this Statement of Additional Information and any supplements thereto. The Fund's prospectus may be obtained without charge by writing or telephoning the Fund at the address or telephone numbers set forth above.


                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
The Trust and the Fund...................................................      2
Investment Objectives....................................................      2
Investment Practices.....................................................      2
Investment Restrictions..................................................     16
Management...............................................................     16
Investment Advisory Services.............................................     23
Portfolio Managers.......................................................     24
Distribution Plan........................................................     25
Other Compensation to Dealers............................................     26
Purchasing And Redeeming Shares..........................................     27
Distributor..............................................................     35
Portfolio Transactions...................................................     35
Taxation.................................................................     36
Allocation Among Funds...................................................     37
Certain Shareholders.....................................................     37
Custodian and Transfer Agent.............................................     37
Fund Accounting and Financial Accounting Agent...........................     38
Independent Registered Public Accounting Firm............................     38
General Information......................................................     38
Financial Statements.....................................................     39
Appendix - Description of Bond Ratings...................................    A-1

                             THE TRUST AND THE FUND

     The Trust was organized as a Massachusetts business trust on December 21, 1987. Prior to June 23, 1997, the name of the Trust was CFS Investment Trust. The Trust is an open-end, diversified management investment company, and the Fund is a series of the Trust.

                              INVESTMENT OBJECTIVES

     The Fund's primary objective is long-term capital growth. Its secondary investment objective is current income.

     The Fund seeks to achieve its investment objectives by investing primarily in Class I shares of a combination of Calamos Funds (the "underlying funds") on a fixed percentage allocation basis. The Fund makes equal allocations of its assets among Growth Fund, Value Fund and Global Growth and Income Fund. The Fund and the underlying funds shall be referred to collectively as the "Funds."

     The underlying funds' primary investment objectives are set forth below:

     GROWTH FUND seeks long-term capital growth.

     VALUE FUND seeks long-term capital growth.

     GLOBAL GROWTH AND INCOME FUND seeks high long-term total return through capital appreciation and current income.

     The investment objectives of the Fund and the underlying funds (collectively, the "Funds") may not be changed without the approval of a "majority of outstanding" shares of the respective Fund, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act").

                              INVESTMENT PRACTICES

     The prospectus contains information concerning the Funds' investment objective(s) and principal investment strategies and risks. This Statement of Additional Information provides additional information concerning certain securities and strategies used by the Funds and their associated risks.

     In pursuing its investment objective(s), the Funds will invest as described below and in the prospectus. The table below indicates whether the Fund, indirectly through its investment in the underlying funds, and the underlying funds, directly, invest in the securities and instruments listed as part of their principal (P) or non- principal (N) investment strategies.


                                    MULTI-FUND  GROWTH   VALUE    GLOBAL GROWTH
SECURITIES                            BLEND      FUND    FUND    AND INCOME FUND
Equity Securities                       P         P       P            P
--------------------------------------------------------------------------------
Convertible Securities                  P         N       N            P
--------------------------------------------------------------------------------
Synthetic Convertible Securities        P         N       N            P
--------------------------------------------------------------------------------
Debt Securities                         N         N       N            N
--------------------------------------------------------------------------------
Rule 144A Securities                    N         N       N            P
--------------------------------------------------------------------------------
Foreign Securities                      P         N       N            P
--------------------------------------------------------------------------------
Currency Exchange Transactions          N         N       N            N
--------------------------------------------------------------------------------
Synthetic Foreign Market Positions      N         N       N            N
--------------------------------------------------------------------------------
Swaps, Caps, Floors and Collars         N         N       N            N
--------------------------------------------------------------------------------
Structured Products                     N         N       N            N
--------------------------------------------------------------------------------
Lending of Portfolio Securities         N         P       P            N
--------------------------------------------------------------------------------
Options on Securities, Indexes
and Currencies                          N         N       N            N
--------------------------------------------------------------------------------
Futures Contracts and Options
on Futures Contracts                    N         N       N            N
--------------------------------------------------------------------------------
Warrants                                N         N       N            N
--------------------------------------------------------------------------------
Portfolio Turnover                      N         N       N            N
--------------------------------------------------------------------------------
Short Sales                             N         N       N            N
--------------------------------------------------------------------------------
"When-Issued" Securities                N         N       N            N
--------------------------------------------------------------------------------
Delayed Delivery Securities             N         N       N            N
--------------------------------------------------------------------------------
Reverse Repurchase Agreements           N         N       N            N
--------------------------------------------------------------------------------
Illiquid Securities                     N         N       N            N
--------------------------------------------------------------------------------
Temporary Investments                   N         N       N            N
--------------------------------------------------------------------------------
Repurchase Agreements                   N         N       N            N
--------------------------------------------------------------------------------


CONVERTIBLE SECURITIES

     Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form.

     The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. A convertible security's value viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." A convertible security's investment value typically will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

     If, because of a low price of the common stock, a convertible security's conversion value is substantially below its investment value, the convertible security's price is governed principally by its investment value. If a convertible security's conversion value increases to a point that approximates or exceeds its investment value, the convertible security's value will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. Holders of convertible securities have a claim on the issuer's assets prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

SYNTHETIC CONVERTIBLE SECURITIES

     The underlying funds may create a "synthetic" convertible security by combining fixed income securities with the right to acquire equity securities. In creating a synthetic security, an underlying fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

     More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when management believes that such a combination would better promote an underlying fund's investment objective(s). A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, an underlying fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

     A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the fixed-income component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

     The underlying funds may also purchase synthetic convertible securities manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.

DEBT SECURITIES

     In pursuing its investment objective(s), the underlying funds may invest in convertible and non-convertible debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P"), or Ba or lower by Moody's Investor Services, Inc. ("Moody's")) and securities that are not rated but are considered by Calamos Advisors LLC ("Calamos Advisors"), the Funds' investment adviser, to be of similar quality. There are no restrictions as to the portion of an underlying fund's assets that may be invested in debt securities in a particular ratings category; however, no underlying fund may acquire a security rated below C.

     Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

     Achievement by an underlying fund of its investment objective(s) will be more dependent on Calamos Advisors' credit analysis than would be the case if the underlying fund were investing in higher-quality debt securities. Because the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, Calamos Advisors employs its own credit research and analysis. These analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

     Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the underlying fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

RULE 144A SECURITIES

     Each underlying fund may purchase securities that have been privately placed but that are eligible for purchase and sale by certain qualified institutional buyers, such as the underlying funds, under Rule 144A ("Rule 144A Securities") under the Securities Act of 1933, as amended (the "Securities Act"). Calamos Advisors, under the supervision of the Trust's board of trustees, will consider whether Rule 144A Securities are illiquid and thus subject to an underlying fund's restriction of investing no more than a specified percentage of its net assets in securities that are illiquid at the time of purchase. A determination of whether a Rule 144A Security is liquid or not is a question of fact. In making this determination, Calamos Advisors will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A Security. In addition, Calamos Advisors may consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market and (4) nature of a security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will be monitored and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, an underlying fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than 10% (or 15% in the case of Global Growth Fund) of its assets in illiquid securities. Investing in Rule 144A Securities could have the effect of increasing the amount of an underlying fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

FOREIGN SECURITIES

     Global Growth and Income Fund may invest all of its net assets, and each other underlying fund may invest up to 25% of its net assets, in securities of foreign issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person, but may include foreign securities in the form of European Depositary Receipts
(EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying shares of foreign issuers. Positions in those securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts listed on the Luxembourg Stock Exchange evidencing a similar arrangement. GDRs are U.S. dollar-denominated receipts issued by international banks evidencing ownership of foreign securities. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in foreign securities markets. Each underlying fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the underlying fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

     To the extent positions in portfolio securities are denominated in foreign currencies, an underlying fund's investment performance is affected by the relative strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall. (See discussion of transaction hedging and portfolio hedging below under "Currency Exchange Transactions.")

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

     Although the underlying funds intend to invest in companies and government securities of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

     Each underlying fund, other than Global Growth and Income Fund, expects that substantially all of its foreign investments will be in developed nations. However, each underlying fund may invest in the securities of emerging countries. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries.

CURRENCY EXCHANGE TRANSACTIONS

     Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     Forward currency exchange transactions may involve currencies of the different countries in which the underlying funds may invest and serve as hedges against possible variations in the exchange rate between these currencies. Currency exchange transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under "Synthetic Foreign Money Market Positions." Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of an underlying fund accruing in connection with the purchase and sale of its portfolio securities or the receipt of dividends or interest thereon. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows an underlying fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign denominated portfolio securities can be approximately matched by a foreign denominated liability. An underlying fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the underlying fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the underlying fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the underlying fund. No underlying fund may engage in "speculative" currency exchange transactions.

     If an underlying fund enters into a forward contract, its custodian will segregate liquid assets of the underlying fund having a value equal to the underlying fund's commitment under such forward contract. At the maturity of the forward contract to deliver a particular currency, the underlying fund may either sell the portfolio security related to the contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for an underlying fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the underlying fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the underlying fund is obligated to deliver.

     If an underlying fund retains the portfolio security and engages in an offsetting currency transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the underlying fund engages in an offsetting currency transaction, it subsequently may enter into a new forward contract to sell the currency. Should forward prices decline during the period between the underlying fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the underlying fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the underlying fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the underlying fund of unrealized profits or force it to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for an underlying fund to hedge against a devaluation that is so generally anticipated that the underlying fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to an underlying fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

SYNTHETIC FOREIGN MONEY MARKET POSITIONS

     Each underlying fund may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, an underlying fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.

SWAPS, CAPS, FLOORS AND COLLARS

     Each underlying fund may enter into interest rate, currency, index, credit default and other swaps and the purchase or sale of related caps, floors and collars. Each underlying fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the underlying fund anticipates purchasing at a later date. An underlying fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the underlying fund may be obligated to pay. Interest rate swaps involve the exchange by an underlying fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A credit default swap is an agreement to transfer the credit exposure of fixed income products between parties. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     An underlying fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the underlying fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as an underlying fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, Calamos Advisors LLC believes such obligations do not constitute senior securities under the Investment Company Act and, accordingly, will not treat them as being subject to its borrowing restrictions. An underlying fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the securities dealers, financial institutions or other parties with whom the underlying fund has entered into such a transaction ("Counterparties"), combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by Calamos Advisors. If there is a default by the Counterparty, the underlying fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid, however, some swaps may be considered illiquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

STRUCTURED PRODUCTS

     Each underlying fund may invest in interests in entities organized and operated for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The term "structured products" as used herein excludes synthetic convertibles. See "Investment Practices--Synthetic Convertible Securities." The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. An underlying fund may invest in structured products, which represent derived investment positions based on relationships among different markets or asset classes.

     Each underlying fund may also invest in other types of structured products, including, among others, baskets of credit default swaps referencing a portfolio of high-yield securities. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which an underlying fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. An underlying fund may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although an underlying fund's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the underlying fund's limitations related to borrowing and leverage.

     Certain issuers of structured products may be deemed to be "investment companies" as defined in the Investment Company Act. As a result, an underlying fund's investments in these structured products may be limited by the restrictions contained in the Investment Company Act. Structured products are typically sold in private placement transactions, and there may not be active trading market for structured products. As a result, certain structured products in which the underlying fund invests may be deemed illiquid.

LENDING OF PORTFOLIO SECURITIES

     Each underlying fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the underlying fund. The underlying fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the income earned on collateral. The underlying fund may pay reasonable fees to persons unaffiliated with the underlying fund for services in arranging these loans. The underlying fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The underlying fund would not have the right to vote the securities during the existence of the loan but could call the loan to permit voting of the securities. In the event of bankruptcy or other default of the borrower, the underlying fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the underlying fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors will monitor the creditworthiness of the firms to which an underlying fund lends securities.

OPTIONS ON SECURITIES, INDEXES AND CURRENCIES

     Each underlying fund may purchase and sell (write) put options and call options on securities, indexes or foreign currencies. An underlying fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, an underlying fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving such underlying fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. An underlying fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect an underlying fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.

     Each underlying fund is authorized to purchase and sell (write) exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     OTC options are purchased from or sold to Counterparties through direct bilateral agreement with the Counterparties. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. An underlying fund will only sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the underlying fund to require the Counterparty to sell the option back to the underlying fund at a formula price within seven days. The underlying funds expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by a fund, and portfolio securities "covering" the amount of a fund's obligation pursuant to an OTC option sold by it (or the amount of assets equal to the formula price for the repurchase of the option, if any, less the amount by which the option is "in the money") are illiquid, and are subject to a fund's limitation on investing no more than 10% of its net assets (or 15% in the case of Global Growth and Income Fund and International Growth Fund) in illiquid securities.

     Each underlying fund may also purchase and sell (write) options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option or an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making upon the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

     An underlying fund will sell (write) call options and put options only if they are "covered." For example, a call option written by an underlying fund will require such underlying fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by an underlying fund on an index will require such underlying fund to own portfolio securities that correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by an underlying fund requires such underlying fund to segregate cash or liquid assets equal to the exercise price.

     OTC options entered into by an underlying fund and OCC issued and exchange listed index options will generally provide for cash settlement. As a result, when an underlying fund sells (writes) these instruments, it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by an underlying fund, or the "in-the-money" amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when an underlying fund sells (writes) a call option on an index at a time when the in-the-money amount exceeds the exercise price, such underlying fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by an underlying fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and such underlying fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

     If an option written by an underlying fund expires, such underlying fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an underlying fund expires, such underlying fund realizes a capital loss equal to the premium paid.

     An underlying fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, such underlying fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, an underlying fund will realize a capital gain or, if it is less, such underlying fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by an underlying fund is an asset of such underlying fund, valued initially at the premium paid for the option. The premium received for an option written by an underlying fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     RISKS ASSOCIATED WITH OPTIONS. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. An underlying fund's ability to utilize options successfully will depend on Calamos Advisors' ability to predict pertinent market investments, which cannot be assured.

     An underlying fund's ability to close out its position as a purchaser or seller (writer) of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. If an underlying fund were unable to close out an option that it has purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If an underlying fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, an underlying fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, an underlying fund foregoes, during the option's life, the opportunity to profit from currency appreciation.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty (as described above under "Options on Securities, Indexes and Currencies") fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with an underlying fund or fails to make a cash settlement payment due in accordance with the terms of that option, the underlying fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Calamos Advisors must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied.

     Each underlying fund may purchase and sell (write) call options on securities indices and currencies. All calls sold by an underlying fund must be "covered." Even though an underlying fund will receive the option premium to help protect it against loss, a call sold by an underlying fund exposes such underlying fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the underlying fund to hold a security or instrument that it might otherwise have sold. Each underlying fund may purchase and sell (write) put options on securities indices and currencies. In selling (writing) put options, there is a risk that an underlying fund may be required to buy the underlying security at a disadvantageous price above the market price.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     Each underlying fund may use interest rate futures contracts, index futures contracts, volatility index futures contracts and foreign currency futures contracts. An interest rate, index, volatility index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(1) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to, the Standard & Poor's 500 Index, the Russell 2000 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to, U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded. Each underlying fund may enter into such contract if, in Calamos Advisors' opinion, such contract meets the underlying fund's investment parameters.

     Each underlying fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An underlying fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the underlying fund's securities or the price of the securities that the underlying fund intends to purchase. Although other techniques could be used to reduce or increase the underlying fund's exposure to stock price, interest rate and currency fluctuations, the underlying fund may be able to achieve its desired exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     An underlying fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity, or quoted on an automated quotation system.

     A futures transaction's success depends on Calamos Advisors correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the underlying fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Calamos Advisors might have taken portfolio actions in anticipation of the same market movements with similar investment results, but, presumably, at greater transaction costs.

----------
(1) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

     When a purchase or sale of a futures contract is made by an underlying fund, the underlying fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract, although an underlying fund's broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the underlying fund upon termination of the contract, assuming all contractual obligations have been satisfied. The underlying fund expects to earn interest income on its initial margin deposits. A futures contract held by the underlying fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the underlying fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the underlying fund does not represent a borrowing or loan by the underlying fund but is instead settlement between the underlying fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the underlying fund will mark-to-market its open futures positions.

     The underlying fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the underlying fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the underlying fund engaging in the transaction realizes a capital gain, or if it is more, the underlying fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the underlying fund engaging in the transaction realizes a capital gain, or if it is less, the underlying fund realizes a capital loss. The transaction costs must also be included in these calculations.

     RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities markets and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighing of each issue, may differ from the composition of the underlying fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the underlying fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when an underlying fund seeks to close out a futures or futures option position. The underlying fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     LIMITATIONS ON OPTIONS AND FUTURES. If other options, futures contracts or futures options of types other than those described herein are traded in the future, an underlying fund may also use those investment vehicles, provided the board of trustees determines that their use is consistent with the underlying fund's investment objective(s).

     An underlying fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the underlying fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"(2) would exceed 5% of the underlying fund's total assets.

     When purchasing a futures contract or writing a put option on a futures contract, an underlying fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the underlying fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed by the underlying fund.

     An underlying fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the underlying fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission ("CFTC") Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," an underlying fund may use commodity futures or commodity options contracts for either risk management or speculative purposes without any limitation on the notional value of such positions. The Trust has qualified for an exemption from registration as a "commodity pool operator" pursuant to CFTC Regulation 4.5 and, therefore, is not subject to registration or regulation under the Commodity Exchange Act, as amended.

     TAXATION OF OPTIONS AND FUTURES. If an underlying fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the underlying fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by an underlying fund is exercised, the premium is included in the proceeds of the sale of the underlying security
(call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the underlying fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by an underlying fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If an underlying fund writes an equity call option(3) other than a "qualified covered call option," as defined in the Internal Revenue Code of 1986, as amended (the "Code"), any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the underlying fund delivers securities under a futures contract, the underlying fund also realizes a capital gain or loss on those securities.

----------
(2) A call option is "in-the-money" to the extent, if any, that the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

(3) An equity option is an option to buy or sell stock, and any other option whose value is determined by reference to an index of stocks of a type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). An option on a broad-based stock index (such as the S&P 500 index) is not an equity option.

     For federal income tax purposes, an underlying fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the underlying fund: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

     If an underlying fund were to enter into a short index future, short index futures option or short index option position and the underlying fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the underlying fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     For an underlying fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts). Any net gain realized from the types of futures (or futures options) contracts in which the underlying funds invest will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

     Each underlying fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the underlying fund's other investments, and shareholders are advised of the nature of the payments.

WARRANTS

     Each underlying fund may invest in warrants. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to twenty years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

PORTFOLIO TURNOVER

     Although the underlying funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons, including calls for redemption, general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. The portfolio turnover rates may vary greatly from year to year. A high rate of portfolio turnover in an underlying fund would result in increased transaction expense, which must be borne by that underlying fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

SHORT SALES

     Each underlying fund may from time to time sell securities short to enhance income and protect against market risk by hedging a portion of the equity risk inherent in the underlying fund's portfolio. A short sale is effected when Calamos Advisors believes that the price of a security will decline, and involves the sale of securities that the underlying fund does not own, in the hope of purchasing the same securities at a later date at a lower price. There can be no assurance that the underlying fund will be able to close out a short position (i.e., purchase the same securities) at any particular time or at an acceptable or advantageous price. To make delivery to the buyer, the underlying fund must borrow the securities from a broker-dealer through which the short sale is executed, and the broker-dealer delivers the securities, on behalf of the underlying fund, to the buyer. The broker-dealer is entitled to retain the proceeds from the short sale until the underlying fund delivers to it the securities sold short. In addition, an underlying fund is required to pay to the broker-dealer the amount of any dividends or interest paid on the securities sold short.

     To secure its obligation to deliver to the broker-dealer the securities sold short, the underlying fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the underlying fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

     An underlying fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the underlying fund receives the proceeds of the short sale. An underlying fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

     An underlying fund will realize a gain if the price of the securities decline between the date of the short sale and the date on which the underlying fund purchases securities to replace the borrowed securities. On the other hand, an underlying fund will incur a loss if the price of the securities increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the underlying fund may be required to pay in connection with the short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security.

     There is also a risk that securities borrowed by an underlying fund and delivered to the buyer of the securities sold short will need to be returned to the broker-dealer on short notice. If the request for the return of securities occurs at a time when other short sellers of the security are receiving similar requests, a "short squeeze" can occur, meaning that the underlying fund might be compelled, at the most disadvantageous time, to replace the borrowed securities with securities purchased on the open market, possibly at prices significantly in excess of the proceeds received earlier.

     Rule 10a-1 under the Securities Exchange Act of 1934 provides that exchange-traded securities can be sold short only at a price that is higher than the last trade or the same as the last trade price if that price is higher than the price of the previous reported trade. The requirements of Rule 10a-1 can delay, or in some cases prevent, execution of short sales, resulting in opportunity costs and increased exposure to market action.

     Each underlying fund may also make short sales "against the box," meaning that at all times when a short position is open the underlying fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. Short sales "against the box" result in a "constructive sale" and require the underlying fund to recognize any taxable gain unless an exception to the constructive sale rule applies.

     An underlying fund will not make a short sale of securities (other than a short sale "against the box"), if more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales (other than short sales "against the box").

     In addition to enabling each underlying fund to hedge against market risk, short sales may afford the underlying fund an opportunity to earn additional current income to the extent it is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the underlying fund's short positions remain open. The underlying funds believe that some broker-dealers may be willing to enter into such arrangements, but there is no assurance that they will be able to enter into such arrangements to the desired degree.

"WHEN-ISSUED" AND DELAYED DELIVERY SECURITIES AND REVERSE REPURCHASE AGREEMENTS

     Each underlying fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the underlying fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The underlying fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. The underlying fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

     Each underlying fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the underlying fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

     At the time when an underlying fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the underlying fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the underlying fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

ILLIQUID SECURITIES

     Global Growth and Income Fund may invest up to 15% of its total assets, and each other underlying fund may invest up to 10% of its total assets, taken at market value, in illiquid securities, including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that are subject to restrictions on resale because they have not been registered for sale under the Securities Act. A position in restricted securities might adversely affect the liquidity and marketability of a portion of the underlying fund's portfolio, and the underlying fund might not be able to dispose of its holdings in such securities promptly or at reasonable prices. In those instances where an underlying fund is required to have restricted securities held by it registered prior to sale by the underlying fund and the underlying fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts. Any such registration costs are not included in the percentage limitation on an underlying fund's investment in restricted securities.

TEMPORARY INVESTMENTS

     Each underlying fund may make temporary investments without limitation when Calamos Advisors determines that a defensive position is warranted. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million and that are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; and repurchase agreements.

REPURCHASE AGREEMENTS

     As part of their strategy for the temporary investment of cash, the Funds may enter into "repurchase agreements" pertaining to U.S. Government securities with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in such securities. The Funds may invest in repurchase agreements, provided that Global Growth and Income Fund may not invest more than 15%, and the Fund and each other underlying fund may not invest more than 10%, of its net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement arises when a Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed upon future date. The resale price is greater than the purchase price, reflecting an agreed upon market rate of return that is effective for the period of time a Fund holds the security and that is not related to the coupon rate on the purchased security. Such agreements generally have maturities of no more than seven days and could be used to permit a Fund to earn interest on assets awaiting long term investment. The Funds require continuous maintenance by the custodian for each Fund's account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. Repurchase agreements maturing in more than seven days are considered illiquid securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Funds seek to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

                             INVESTMENT RESTRICTIONS

     The Fund has elected to be classified as a diversified, open-end management investment company.


     Unless otherwise noted, the Fund operates under the following investment restrictions. As a fund of funds, the Fund will measure compliance with the following restrictions by looking through to the investments of the underlying funds. The Fund may not (except as indicated):


(i) make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act;

(ii) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iii) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that the Fund may (a) enter into futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

(iv) make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities; provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(v) borrow (including entering into reverse repurchase agreements), except that it may (a) borrow from banks and other entities up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income and (b) enter into transactions in options, futures, and options on futures; provided, however, that the Fund will not purchase securities when its total borrowings are greater than 5% of its net asset value;

(vi) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or securities of other investment companies; or

(vii) issue any senior security, except to the extent permitted under the Investment Company Act;

     Notwithstanding the foregoing investment restrictions, the Fund may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in the Fund's ceasing to be a diversified investment company.

     The above restrictions are fundamental policies and may not be changed with respect to the Fund without the approval of a "majority" of the outstanding shares of the Fund, which for this purpose means the approval of the lesser of
(a) more than 50% of the outstanding voting securities of the Fund or (b) 67% or more of the outstanding shares if the holders of more than 50% of the outstanding shares of the Fund are present or represented at the meeting by proxy.

     Currently under the Investment Company Act, a "senior security" does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

     The underlying funds also have adopted investment restrictions, which are set forth below.

     Unless otherwise noted, each underlying fund operates under the following investment restrictions. An underlying fund may not:

(i) (for Value Fund and Global Growth and Income Fund) make any investment inconsistent with the underlying fund's classification as a diversified investment company under the Investment Company Act if the Fund is classified as a diversified investment company;

       (for Growth Fund) as to 75% of its assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities;

(ii) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer;

(iii) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iv) (for Growth Fund) invest more than 10% of the underlying fund's net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

(v) (for Value Fund and Global Growth and Income Fund) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that an underlying fund may (a) enter into futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

       (for Growth Fund) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts;

(vi) make loans, but this restriction shall not prevent the underlying fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities;

(vii) (for Value Fund and Global Growth and Income Fund) borrow, except from banks, other affiliated funds and other entities to the extent permitted under the Investment Company Act of 1940;

       (for Growth Fund) borrow, except that the underlying fund may (a) borrow up to 10% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 10% of total assets, and the underlying fund will not purchase securities when its borrowings exceed 5% of total assets) and (b) enter into transactions in options;

(viii) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

(ix) (for Value Fund, Global Growth and Income Fund) issue any senior security, except to the extent permitted under the Investment Company Act;

       (for Growth Fund) issue any senior security.

     The above restrictions are fundamental policies and may not be changed with respect to an underlying fund without the approval of a "majority" of the outstanding shares of that fund, which for this purpose means the approval of the lesser of (a) more than 50% of the outstanding voting securities of that Fund or (b) 67% or more of the outstanding shares if the holders of more than 50% of the outstanding shares of that fund are present or represented at the meeting by proxy.

     Currently under the Investment Company Act, a "senior security" does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

     In addition to the fundamental restrictions listed above, and as a non-fundamental policy, no underlying fund may (except as indicated):

(a) invest in shares of other open-end investment companies, except as permitted by the Investment Company Act;

(b) invest in companies for the purpose of exercising control or management;

(c) purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

(d) make short sales of securities, except that an underlying fund may make short sales of securities (i) if the underlying fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities and (ii) other than those described in clause (i), provided that no more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales other than those described in clause (i);

(e) invest more than 25% of its net assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by ADRs and securities guaranteed by a U.S. person), except that Global Growth and Income Fund may invest all of its assets in securities of foreign issuers; and

(f) (for Value Fund) invest more than 10% (or 15% in the case of Global Growth and Income Fund) of the Fund's net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days.

     The non-fundamental investment restrictions above may be changed by the board of trustees without shareholder approval.

     Notwithstanding the foregoing investment restrictions, an underlying fund may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in the underlying fund's ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the underlying fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the underlying fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the underlying fund's portfolio securities with the result that the underlying fund would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.

     In the event the Fund or any of the underlying funds exceed a limitation set forth in its investment restriction, the respective fund, as soon as practicable, would take such action as necessary to cause such fund to be in compliance with its investment restrictions.


                                   MANAGEMENT

TRUSTEES AND OFFICERS

The board of trustees has overall responsibility for the Trust's affairs. The officers are responsible for the Trust's operations. Each trustee elected will hold office for the lifetime of the Trust or until such trustee's earlier resignation, death or removal; however, each trustee who is not an interested person of the Trust shall retire as a trustee at the end of the calendar year in which the trustee attains the age of 72 years.

The following table sets forth each trustee's position(s) with the Trust, age, principal occupation during the past five years, number of portfolios overseen, other directorships, and the date on which such trustee first became a trustee of the Trust. Each trustee oversees each series under the Trust (collectively, the "Calamos Funds").

TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:

                                POSITION(S) HELD WITH TRUST       NUMBER OF PORTFOLIOS    PRINCIPAL OCCUPATION(S),
      NAME AND AGE                 AND DATE FIRST ELECTED          IN FUND COMPLEX        DURING PAST 5 YEARS AND
     AT MAY 31, 2006             OR APPOINTED TO OFFICE        OVERSEEN BY TRUSTEE      OTHER DIRECTORSHIPS HELD
-------------------------   ----------------------------------   ---------------------   -------------------------
John P. Calamos, Sr., 65*   Trustee and President (since 1988)             15            President and CEO,
                                                                                         Calamos Asset Management,
                                                                                         Inc., Calamos Holdings
                                                                                         LLC, Calamos Advisors LLC
                                                                                         and its predecessor, and
                                                                                         Calamos Financial
                                                                                         Services LLC and its
                                                                                         predecessor

Nick P. Calamos, 44*        Trustee and Vice President                     15            Senior Executive Vice
                            (since 1992)                                                 President, Calamos
                                                                                         Asset Management,
                                                                                         Inc., Calamos Holdings
                                                                                         LLC, Calamos Advisors LLC
                                                                                         and its predecessor, and
                                                                                         Calamos Financial
                                                                                         Services LLC and its
                                                                                         predecessor


TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:

                                POSITION(S) HELD WITH TRUST       NUMBER OF PORTFOLIOS    PRINCIPAL OCCUPATION(S),
      NAME AND AGE                 AND DATE FIRST ELECTED          IN FUND COMPLEX        DURING PAST 5 YEARS AND
     AT MAY 31, 2006             OR APPOINTED TO OFFICE        OVERSEEN BY TRUSTEE      OTHER DIRECTORSHIPS HELD
-------------------------   ----------------------------------   ---------------------   -------------------------
Joe F. Hanauer, 68          Trustee (since 2001)                           15            Private investor;
                                                                                         Director, MAF Bancorp
                                                                                         (banking); Chairman and
                                                                                         Director, Homestore.com,
                                                                                         Inc., (Internet provider
                                                                                         of real estate
                                                                                         information and
                                                                                         products); Director,
                                                                                         Combined Investments,
                                                                                         L.P. (investment
                                                                                         management)

Weston W. Marsh, 55         Trustee (since 2002)                           15            Of Counsel and formerly
                                                                                         Partner, Freeborn &
                                                                                         Peters (law firm)

John E. Neal, 56            Trustee (since 2001)                           15            Private investor;
                                                                                         Managing Director, Bank
                                                                                         One Capital Markets, Inc.
                                                                                         (investment banking)
                                                                                         (2000-2004); Executive
                                                                                         Vice President and Head
                                                                                         of Real Estate
                                                                                         Department, Bank One
                                                                                         (1998-2000); Director,
                                                                                         the Brickman Group, Ltd.
                                                                                         (landscaping company)

William R. Rybak, 55        Trustee (since 2002)                           15            Private investor;
                                                                                         formerly Executive Vice
                                                                                         President and Chief
                                                                                         Financial Officer, Van
                                                                                         Kampen Investments, Inc.
                                                                                         (investment manager);
                                                                                         Director, Howe Barnes
                                                                                         Investments (investment
                                                                                         services firm); Director,
                                                                                         PrivateBancorp, Inc.
                                                                                         (bank holding company)

Stephen B. Timbers, 61      Lead Independent Trustee (since                15            Private investor;
                            2005)                                                        formerly Vice Chairman,
                                                                                         Northern Trust
                                                                                         Corporation (bank holding
                                                                                         company); President and
                                                                                         Chief Executive Officer,
                                                                                         Northern Trust
                                                                                         Investments, N.A.
                                                                                         (investment manager);
                                                                                         formerly President,

                                POSITION(S) HELD WITH TRUST       NUMBER OF PORTFOLIOS    PRINCIPAL OCCUPATION(S),
      NAME AND AGE                 AND DATE FIRST ELECTED          IN FUND COMPLEX        DURING PAST 5 YEARS AND
    AT May 31, 2006                OR APPOINTED TO OFFICE        OVERSEEN BY TRUSTEE      OTHER DIRECTORSHIPS HELD
-------------------------   ----------------------------------   ---------------------   -------------------------
                                                                                         Northern Trust Global
                                                                                         Investments, a division
                                                                                         of Northern Trust
                                                                                         Corporation and Executive
                                                                                         Vice President, The
                                                                                         Northern Trust
                                                                                         Corporation

David D. Tripple, 62        Trustee (since 2006)                           15            Private investor;
                                                                                         Trustee, Century Shares
                                                                                         Trust and Century Small
                                                                                         Cap Select Fund**; Chief
                                                                                         Executive Officer and
                                                                                         Trustee of all U.S.
                                                                                         Pioneer mutual funds
                                                                                         (2000 to 2001), Pioneer
                                                                                         Investment Management, a
                                                                                         subsidiary of UniCredito
                                                                                         Italiano (investment
                                                                                         adviser); prior thereto,
                                                                                         The Pioneer Group, Inc.
                                                                                         (asset management)

--------------
* Messrs. John Calamos and Nick Calamos are trustees who are "interested persons" of the Trust as defined in the Investment Company Act because they are affiliates of Calamos Advisors and Calamos Financial Services LLC ("CFS"). Nick Calamos is a nephew of John Calamos.

**   Overseeing two portfolios in fund complex.

     The Trustees' address is 2020 Calamos Court, Naperville, Illinois 60563.

     OFFICERS. Messrs. John Calamos and Nick Calamos are president and senior executive vice president of the Trust, respectively. The preceding table gives more information about Messrs. John Calamos and Nick Calamos. The following table sets forth each other officer's name, position with the Trust, age, principal occupation during the past five years, other directorships, and the date on which he first became an officer of the Trust. Each officer serves until his successor is chosen and qualified or until his resignation or removal by the board of trustees.


                                                                        PRINCIPAL OCCUPATION(S),
     NAME AND AGE AT        POSITION(S) HELD WITH TRUST AND DATE         DURING PAST 5 YEARS AND
      May 31, 2006          FIRST ELECTED OR APPOINTED TO OFFICE        OTHER DIRECTORSHIPS HELD
------------------------   -------------------------------------   ---------------------------------
Nimish S. Bhatt, 42        Treasurer (since 2004)                  Senior Vice President and
                                                                   Director of Operations, Calamos
                                                                   Asset Management, Inc., Calamos
                                                                   Holdings LLC, Calamos Advisors
                                                                   LLC and its predecessor and
                                                                   Calamos Financial Services LLC
                                                                   and its predecessor (since 2004);
                                                                   Senior Vice President,
                                                                   Alternative Investments and Tax
                                                                   Services of BISYS, prior thereto

Patrick H. Dudasik, 51     Vice President (since 2001)             Executive Vice President, Chief
                                                                   Financial Officer and
                                                                   Administrative Officer, and
                                                                   Treasurer, Calamos Asset
                                                                   Management, Inc. , Calamos
                                                                   Holdings LLC, Calamos Advisors
                                                                   LLC and its predecessor, and
                                                                   Calamos Financial Services LLC
                                                                   and its predecessor

James S. Hamman, Jr., 36   Secretary (since 1998)                  Executive Vice President,
                                                                   Secretary and General Counsel,
                                                                   Calamos Asset Management, Inc.,
                                                                   Calamos Holdings LLC, Calamos
                                                                   Advisors and Calamos Financial
                                                                   Services LLC (since 1998); Chief
                                                                   Compliance Officer (2004-2005)

Mark Mickey, 55            Chief Compliance Officer (since 2005)   Chief Compliance Officer, Calamos
                                                                   Advisors LLC (since 2005);
                                                                   Director of Risk Assessment and
                                                                   Internal Audit, Calamos Advisors
                                                                   LLC (2003-2005); President, Mark
                                                                   Mickey Consulting (2002-2003);
                                                                   Executive Vice President and
                                                                   Head of Compliance, ABN AMRO,
                                                                   Inc. prior thereto


     Each officer's address is 2020 Calamos Court, Naperville, Illinois 60563.

     COMMITTEES OF THE BOARD OF TRUSTEES. The Trust's board of trustees currently has four standing committees:

     Executive Committee. Messrs. John Calamos, Nick Calamos and Stephen Timbers are members of the executive committee, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board, with certain exceptions. Both John Calamos and Nick Calamos are interested trustees of the Trust.

     Dividend Committee. Messrs. John Calamos and Nick Calamos serve on the dividend committee. The dividend committee is authorized to declare distributions on the shares of the Trust's series in accordance with such series' distribution policies, including, but not limited to, regular dividends, special dividends and short- and long-term capital gains distributions.

     Audit Committee. Messrs. Hanauer, Marsh, Neal, Rybak, Timbers and Tripple serve on the audit committee. The audit committee operates under a written charter adopted and approved by the board. The audit committee selects independent auditors, approves services to be rendered by the auditors, monitors the auditors' performance, reviews the results of the Trust's audit, determines whether to recommend to the board that the Trust's audited financial statements be included in the Trust's annual report and responds to other matters deemed appropriate by the board. All members of the audit committee are independent trustees of the Trust.

     Governance Committee. Messrs. Hanauer, Marsh, Neal, Rybak, Timbers and Tripple serve on the governance committee. The governance committee operates under a written charter adopted and approved by the board. The governance committee oversees the independence and effective functioning of the board of trustees and endeavors to be informed about good practices for mutual fund boards. The governance committee also functions as a nominating committee by making recommendations to the board of trustees regarding candidates for election as non-interested trustees. The governance committee looks to many sources for recommendations of qualified trustees, including current trustees, employees of Calamos Advisors, current shareholders of the Fund, search firms that are compensated for their services and other third party sources. Search firms that are retained by the governance committee to identify potential candidates evaluate potential candidates, conduct screening interviews and provide information to the governance committee with respect to the individual candidates and the market for available candidates. In making trustee recommendations, the governance committee considers a number of factors, including a candidate's background, integrity, knowledge and relevant experience. These factors are set forth in an appendix to the committee's charter. Any prospective candidate is interviewed by the trustees and officers, and references are checked. The governance committee will consider shareholder recommendations regarding potential trustee candidates that are properly submitted to the governance committee for its consideration.

     A shareholder of the Fund who wishes to propose a trustee candidate must submit any such recommendation in writing via regular mail to the attention of the Trust's Secretary, at the address of the Trust's principal executive offices. The shareholder recommendation must include:

- the number and class of all shares of the Trust's series owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially;

- a full listing of the proposed candidate's education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other registered investment companies), current employment, date of birth, business and residence address, and the names and addresses of at least three professional references;

- information as to whether the candidate is, has been or may be an "interested person" (as such term is defined in the Investment Company
     Act) of the Trust, Calamos Advisors or any of its affiliates, and, if believed not to be or have been an ""interested person," information regarding the candidate that will be sufficient for the committee to make such determination;

- the written and signed consent of the candidate to be named as a nominee and to serve as a trustee of the Trust, if elected;

- a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the shareholder recommendation is being made, and if none, so specify;

- the class or series and number of all shares of the Trust's series owned of record or beneficially by the candidate, as reported by the candidate; and

- such other information that would be helpful to the governance committee in evaluating the candidate.

     The governance committee may require the nominating shareholder to furnish other information it may reasonably require or deem necessary to verify any information furnished pursuant to the procedures delineated above or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a trustee. If the nominating shareholder fails to provide such additional information in writing within seven days of receipt of written request from the governance committee, the recommendation of such candidate will be deemed not properly submitted for consideration, and the governance committee is not required to consider such candidate.

     Unless otherwise specified by the governance committee's chairman or by legal counsel to the non-interested trustees, the Trust's Secretary will promptly forward all shareholder recommendations to the governance committee's chairman and the legal counsel to the non-interested trustees, indicating whether the shareholder recommendation has been properly submitted pursuant to the procedures adopted by the governance committee for the consideration of trustee candidates nominated by shareholders.

     Recommendations for candidates as trustees will be evaluated, among other things, in light of whether the number of trustees is expected to change and whether the trustees expect any vacancies. During periods when the governance committee is not actively recruiting new trustees, shareholder recommendations will be kept on file until active recruitment is under way. After consideration of a shareholder recommendation, the governance committee may dispose of the shareholder recommendation.

     In addition to the above committees, there is a pricing committee, appointed by the board of trustees, comprised of officers of the Trust and employees of Calamos Advisors.


     During the fiscal year ended March 31, 2006, the Trust's board of trustees held 6 meetings, the executive committee held no meetings, the audit committee held 6 meetings, and the governance committee held 6 meetings.
All of the trustees and committee members then serving attended at least 75% of the meetings of the board of trustees and applicable committees held during each such fiscal year except for Mr. Nick Calamos, who attended 67% of the meetings.


     TRUSTEE COMPENSATION. Messrs. John Calamos and Nick Calamos, the trustees who are "interested persons" of the Trust, do not receive compensation from the Trust. Although they are compensated, the non-interested trustees do not receive any pension or retirement benefits from the Trust. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Trust during the twelve months ended March 31, 2006 to each of the current trustees.

                                              TOTAL COMPENSATION
                     AGGREGATE COMPENSATION      FROM CALAMOS
      NAME               FROM THE TRUST+        FUND COMPLEX+*
------------------   ----------------------   ------------------
John P. Calamos                  --                    --
Nick P. Calamos                  --                    --
Joe F. Hanauer             $ 81,181               $110,500
John E. Neal+                92,063                124,750
Weston W. Marsh+             83,507                113,500
William R. Rybak             89,171                121,000
Stephen B. Timbers          110,370                148,500
David D. Tripple             21,321                 27,500
Mark Mickey                  77,242               $100,000


+ Includes fees deferred during the year pursuant to a deferred compensation plan. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the series of the Trust selected by the trustee. As of March 31, 2006, the value of each of Messrs. Marsh's and Neal's deferred compensation account was $157,930 and $315,890, respectively.

*    Consisting of 15 portfolios.

     Beginning on November 1, 2005, the compensation paid to the non-interested trustees of Calamos Funds for their services as such consists of an annual retainer fee in the amount of $50,000, with an annual supplemental retainer of $40,000 to the lead independent trustee. In addition, the chair of the audit committee receives an additional $15,000 and the chair of any other committee receives an additional $7,500 annually. Non-interested trustees receive a meeting attendance fee of $6,000 for any board meeting attended in person and $3,000 for any board meeting attended by telephone. In addition, non-interested trustees receive $3,000 for any committee meeting attended (even if by telephone).

     Compensation is paid only to directors who are not interested persons of Calamos Funds or Calamos Advisors and is allocated among the series of Calamos Funds in accordance with a procedure determined from time to time by the board.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" of Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Trust to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Calamos Funds as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Each Calamos Fund's obligation to make payments under the Plan is a general obligation of that fund. No Calamos Fund is liable for any other Calamos Fund's obligations to make payments under the Plan.

     CODE OF ETHICS. Employees of Calamos Advisors and CFS are permitted to make personal securities transactions, including transactions in securities that the Trust may purchase, sell or hold, subject to requirements and restrictions set forth in the Code of Ethics of the Trust, Calamos Advisors and CFS. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of Calamos Advisors and CFS employees and the interests of investment advisory clients such as the Trust. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and statements and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

     PROXY VOTING PROCEDURES. The Funds have delegated proxy voting responsibilities to Calamos Advisors, subject to the board of trustees' general oversight. The Funds expect Calamos Advisors to vote proxies related to the Funds' portfolio securities for which the Funds have voting authority consistent with the Funds' best economic interests. Calamos Advisors has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the Funds' interests and the interests of Calamos Advisors and its affiliates.

     The following is a summary of the Policies used by Calamos Advisors in voting proxies.

     To assist it in voting proxies, Calamos Advisors has established a committee comprised of members of its Portfolio Management and Research Departments. The committee and/or its members will vote proxies using the following guidelines.

     In general, if Calamos Advisors believes that a company's management and board have interests sufficiently aligned with the Fund's interest, Calamos Advisors will vote in favor of proposals recommended by a company's board. More specifically, Calamos Advisors seeks to ensure that the board of directors of a company is sufficiently aligned with security holders' interests and provides proper oversight of the company's management. In many cases this may be best accomplished by having a majority of independent board members. Although Calamos Advisors will examine board member elections on a case-by-case basis, it will generally vote for the election of directors that would result in a board comprised of a majority of independent directors.

     Because of the enormous variety and complexity of transactions that are presented to shareholders, such as mergers, acquisitions, reincorporations, adoptions of anti-takeover measures (including adoption of a shareholder rights plan, requiring supermajority voting on particular issues, adoption of fair price provisions, issuance of blank check preferred stocks and the creation of a separate class of stock with unequal voting rights), changes to capital structures (including authorizing additional shares, repurchasing stock or approving a stock split), executive compensation and option plans, that occur in a variety of industries, companies and market cycles, it is extremely difficult to foresee exactly what would be in the best interests of a Fund in all circumstances. Moreover, voting on such proposals involves considerations unique to each transaction. Accordingly, Calamos Advisors will vote on a case-by-case basis on proposals presenting these transactions.

     Finally, Calamos Advisors has established procedures to help resolve conflicts of interests that might arise when voting proxies for the Funds. These procedures provide that the committee, along with Calamos Advisors' Legal and Compliance Departments, will examine conflicts of interests with the Funds of which Calamos Advisors is aware and seek to resolve such conflicts in the Funds' best interests, irrespective of any such conflict. If a member of the committee has a personal conflict of interest, that member will refrain from voting and the remainder of the committee will determine how to vote the proxy solely on the investment merits of any proposal. The committee will then memorialize the conflict and the procedures used to address the conflict.

     The Trust is required to file with the SEC its complete proxy voting record for the twelve-month period ending June 30, by no later than August 31 of each year. The Trust's proxy voting record for the most recent twelve-month period ending June 30 is available by August 31 of each year (1) on the SEC's website at www.sec.gov and (2) without charge, upon request, by calling 800-582-6959.

     You may obtain a copy of Calamos Advisors' Policies by calling (800) 582-6959, by visiting Calamos Advisors' website at www.calamos.com, by writing Calamos Advisors at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563, and on the SEC's website at www.sec.gov.

     DISCLOSURE OF PORTFOLIO HOLDINGS. The board of trustees, including a majority of the non-interested trustees, has adopted policies and procedures to govern the disclosure of portfolio security holdings. The board of trustees considered the circumstances under which portfolio security holdings may be disclosed to different categories of persons and how to address actual and potential conflicts of interests between the interests of the Funds' shareholders, on the one hand, and those of Calamos Advisors and CFS, on the other. After giving due consideration to such matters and after exercising their fiduciary duties and reasonable business judgment, the board of trustees, determined that the Funds have a legitimate business purpose for disclosing portfolio security holdings to the persons described in the policies and procedures, and that the policies and procedures are reasonably designed to ensure that disclosures of portfolio security holdings are not opposed to the best interests of shareholders and appropriately address the potential for material conflicts of interest.

     Calamos Advisors and CFS carry out the policies and procedures governing disclosure of portfolio security holdings, and as such have access to information regarding portfolio security holdings on a daily basis and may disclose that information to the Funds' service providers only in accordance with the policies and procedures adopted by the board of trustees.

Disclosure to the Public

A complete list of portfolio security holdings as of the last business day of the preceding calendar quarter may be disclosed no earlier than 45 days and no later than 60 days after such quarter, in addition to disclosures in the Trust's Forms N-Q and Forms N-CSRs. This information will be posted on www.calamos.com.

A subset of the Funds' portfolio security holdings, such as a top ten list or representative holdings, as of the last business day of the preceding month may be disclosed no earlier than 10 days after such month end. This information will be posted on www.calamos.com pursuant to the procedures.

Non-Public Disclosure

Disclosure to Rating/Ranking Agencies. A complete list of portfolio security holdings as of the last business day of the preceding calendar quarter may be disclosed to rating and ranking agencies, such as S&P, Moody's, Morningstar, Lipper, Bloomberg, Thomson Financial, Vickers Stock and Cap Bridge Financial, no earlier than 60 days after the end of such quarter. As of May 1, 2006, no other rating and ranking agencies has been provided portfolio security holding information in connection with the above procedures.

Disclosure to Service Providers. Portfolio security holdings may be more frequently disclosed than the methods described above to the Funds' service providers with little or no lag time. The frequency and lag time of such disclosure is based upon each service provider's need for the information to satisfy its obligations to the Funds. In each instance, reassurances are sought from the service provider that the portfolio security holdings will remain confidential. As of May 1, 2006, the following are the Funds' service providers:
Calamos Advisors, CFS, State Street Bank and Trust Company, The Bank of New York, Deloitte & Touche LLP, Wall Street Concepts and Bell Boyd & Lloyd LLC. The Funds' service providers have a duty to keep the Funds' nonpublic information confidential either through written contractual arrangements with the Funds or Calamos Advisor, or by the nature of their fiduciary duty with respect to the Funds, which includes a duty of confidentiality and a duty to refrain from trading on nonpublic information. The Funds may be harmed if the service providers breach any non-contractual duty to keep the Funds' nonpublic information confidential as the Funds may have no contractual remedies or recourse against such breaching parties.

In addition, the Funds, Calamos Advisors, CFS and the Funds' administrator and custodian may, for legitimate business purposes within the scope of their duties and responsibilities, disclose portfolio security holdings (whether a complete list of portfolio security holdings or a subset thereof) and other positions comprising the Funds' assets to one or more broker-dealers or foreign custodians during the course of, or in connection with, normal day-to-day securities and derivative transactions with or through such broker-dealers or foreign custodians, subject to such broker-dealer's obligation and/or foreign custodian's fiduciary duty not to disclose or use material, non-public information concerning the Funds' portfolio security holdings without the consent of the Funds or their agents. Any such disclosure must be approved in writing by an officer of the Funds, after consultation with Calamos Advisors' Legal/Compliance Department.
Disclosures required by Applicable Law. The Funds, Calamos Advisors and CFS may Disclose portfolio security holdings information of the Funds as may be required by applicable law, rule, regulation or court order. Any officer of the Funds, Calamos Advisors or CFS is authorized to disclose portfolio security holdings pursuant to these policies and procedures.

As part of the Funds' compliance program under rule 38a-1 of the Investment Company Act, the Truts's Chief Compliance Officer periodically will review or cause to be reviewed portfolio security holding disclosures to seek compliance with these policies and procedures. The board of trustees will oversee disclosures through the reporting of the Chief Compliance Officer.

The Funds, Calamos Advisors and CFS do not receive compensation or other consideration for the disclosure of portfolio security holdings.

     At December 31, 2005, each trustee beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the Fund, and of all funds in the Fund Complex having values within the indicated dollar ranges.


                                  AGGREGATE
                               DOLLAR RANGE OF
                             SHARES OF ALL FUNDS
                     FUND*   IN THE FUND COMPLEX
                     -----   -------------------
John P. Calamos       None      over $100,000
Nick P. Calamos       None      over $100,000
Joe F. Hanauer        None      over $100,000
Weston W. Marsh       None      over $100,000
John E. Neal          None      over $100,000
William R. Rybak      None      over $100,000
Stephen B. Timbers    None      over $100,000
David D. Tripple      None      over $100,000

*    The Fund commenced operations on June __, 2006.

No trustee who is a non-interested person of the Trust owns beneficially or of record, any security of Calamos Advisors, CFS, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Calamos Advisors or CFS.

                          INVESTMENT ADVISORY SERVICES

     Investment management and certain other services are provided to the Trust by Calamos Advisors pursuant to a Management Agreement (the "Management Agreement") dated August 1, 2000. Calamos Advisors also furnishes office space, equipment and management personnel to the Trust. For more information, see the prospectus under "Who manages the Fund?" The Fund does not directly pay Calamos Advisors a fee pursuant to the Agreement in recognition of the fact that under the Management Agreement each underlying fund pays Calamos Advisors a fee based on such underlying fund's average daily net assets that is accrued daily and paid on a monthly basis. The Fund indirectly bears the management fee (and other expenses) of the underlying funds. Growth Fund pays a management fee based on its annual average daily net assets at the annual rate of 1% on the first $500 million, .90% on the next $500 million, .80% on the next $5 billion ($1 billion to $6 billion), .78% on the next $5 billion ($6 billion to $11 billion), .76% on the next $5 billion ($11 billion to $16 billion), .74% on the next $5 billion ($16 billion to $21 billion), .72% on the next $5 billion ($21 billion to $26 billion) and .70% on average daily net assets in excess of $26 billion. Value Fund and Global Growth and Income Fund each pays a management fee at the annual rate of 1% of average daily net assets.

     Calamos Advisors is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family.

     During the periods shown below, each of the Funds paid total advisory fees and was reimbursed by Calamos Advisors for expenses in excess of applicable expense limitations as follows:


                                 YEAR ENDED    YEAR ENDED     YEAR ENDED
DESCRIPTION OF FUND               3/31/06        3/31/05        3/31/04
-------------------             ------------   -----------    -----------
Growth Fund
   Advisory fee                 $133,121,436   $90,988,486    $43,944,860
   Waiver or reimbursement                 -             -              -
                                ------------   -----------    -----------
   Net fee                      $133,121,436   $90,988,486    $43,944,860
Value Fund
   Advisory Fee                    1,155,286       879,746        282,743
   Waiver or reimbursement                                        (75,565)
                                ------------   -----------    -----------
   Net Fee                         1,155,286       879,746        207,178
Global Growth and Income Fund
   Advisory fee                    4,368,837     2,488,185        862,957
   Waiver or reimbursement                 -             -              -
                                ------------   -----------    -----------
   Net fee                         4,368,837     2,488,185        862,957
Multi-Fund Blend
   Advisory fee                            -             -              -
   Waiver or reimbursement                 -             -              -
                                ------------   -----------    -----------
   Net fee                                 -             -              -



     The use of the name "Calamos" in the name of the Trust and in the names of the Funds are pursuant to licenses granted by Calamos Advisors, and the Trust has agreed to change the names to remove those references if Calamos Advisors ceases to act as investment adviser to the Funds.

EXPENSES

     Subject to the expense limitations described below, the Fund pays all its own operating expenses that are not specifically assumed by Calamos Advisors, including (i) fees of Calamos Advisors; (ii) interest, taxes and any governmental filing fees; (iii) compensation and expenses of the trustees, other than those who are interested persons of the Trust, Calamos Advisors or CFS;
(iv) legal, audit, custodial and transfer agency fees and expenses; (v) fees and expenses related to the Fund's organization and the registration and qualification of the Fund and its shares under federal and state securities laws; (vi) expenses of printing and mailing reports, notices and proxy material to shareholders, and expenses incidental to meetings of shareholders; (vii) expenses of preparing prospectuses and of printing and distributing them to existing shareholders; (viii) insurance premiums; (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the normal course of the business of the Trust; (x) distribution expenses pursuant to the Fund's distribution plans; and (xi) brokerage commissions and other transaction-related costs.

     Calamos Advisors has contractually undertaken to limit the other expenses of each class of shares of the Fund through August 31, 2007 in excess of certain limits as described in the prospectus under "What are the fees and expenses of the Fund?"

                               PORTFOLIO MANAGERS

     John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. share responsibility for managing the Fund. The portfolio managers are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.

     The portfolio managers also have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts is set forth below.

                                 Number of Other Accounts Managed and Assets by Account Type as of March 31, 2006
                                 --------------------------------------------------------------------------------
                                       Registered                     Other Pooled
                                       Investment                      Investment                      Other
Portfolio Manager                       Companies                       Vehicles                      Accounts
-----------------                  ---------------------         --------------------          --------------------
                                   Accounts       Assets         Accounts      Assets          Accounts       Assets
                                   --------       ------         --------      ------          --------       ------
John P. Calamos                       18      35,648,651,955         3      168,477,116         25,068    11,784,125,763
Nick P. Calamos                       18      35,648,651,955         3      168,477,116         25,068    11,784,125,763
John P. Calamos, Jr.                   7      20,971,100,062         2      100,494,483         25,068    11,354,343,941

                                 Number of Accounts and Assets for which Advisory Fee is Performance Based as of March 31, 2006
                                 ----------------------------------------------------------------------------------------------
                                                Registered               Other Pooled
                                                Investment                 Investment                Other
Portfolio Manager                                Companies                 Vehicles                 Accounts
-----------------                           -----------------         -----------------        -------------------
                                            Accounts   Assets         Accounts   Assets        Accounts     Assets
                                            --------   ------         --------   ------        --------     ------
John P. Calamos                                1       229,692,790        2      100,494,483       1      9,486,163
Nick P. Calamos                                1       229,692,790        2      100,494,483       1      9,486,163
John P. Calamos, Jr.                         None         None            2      100,494,483       1      9,486,163

     The Fund's portfolio managers are responsible for managing both the Fund and other accounts, including separate accounts and unregistered funds.

     Other than potential conflicts between investment strategies, the side-by-side management of both the Fund and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between the Fund and other accounts and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross-trades in securities held by the Fund in accordance with the rules promulgated under the Investment Company Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos Advisors varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos Advisors brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos Advisors to execute trades through a specific broker. However, if the directed broker allows Calamos Advisors to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos Advisors full brokerage discretion. Calamos Advisors and its affiliates frequently use a "rotational" method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.

     A client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size;
(b) the client has precluded Calamos Advisors from using a particular broker;
(c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos Advisors' head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to the Director of Compliance on a monthly basis.

     The portfolio managers advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a portfolio manager to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to the portfolio managers from such accounts due to unrealized appreciation as well as realized gains in the client's account.

     As of December 31, 2005, the portfolio managers receive all of their compensation from Calamos Asset Management, Inc. Each portfolio manager has entered into employment agreements that provide for compensation in the form of a minimum annual base salary and a maximum discretionary target bonus, each payable in cash. The amounts paid to portfolio managers and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The discretionary target bonus is set at a percentage of base salary, ranging from 300% to 600% of base salary, with a maximum annual bonus opportunity of at least 150% of the target bonus. Because the Fund invests only in shares of the underlying funds, the discretionary compensation paid to the Fund's portfolio managers is not based on the Fund's performance, but rather on the performance of the underlying funds, other funds and other accounts actively managed by the portfolio managers. The portfolio managers' compensation structure does not differentiate between the Funds and other accounts managed by the portfolio managers, and is determined on an overall basis, taking into consideration the performance of the various strategies managed by the portfolio managers. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the discretionary target bonus. Also, due to the portfolio managers' ownership and executive management positions with Calamos Advisors and its parent company, additional multiple corporate objectives are utilized to determine the discretionary target bonus. For 2005, the additional corporate objectives were: marketing effectiveness, as measured by assets under management compared to a target, redemption rate relative to the industry and percentage growth in assets under management relative to the industry; advisory fee revenues, measured by total revenues compared to a target as well as percentage growth in revenues compared to the industry; operating income, as measured by operating margin percentage relative to the industry; stock price performance as measured by the stock price at the end of 2005 compared to a target as well as the price to earnings multiple compared to the same multiple for the industry; and performance on corporate strategic initiatives.


     The portfolio managers are also eligible to receive annual equity awards under a long term incentive compensation program. The target annual equity awards are set at a percentage of base salary, ranging from 225% to 300%. Historically, the annual equity awards granted under the long-term incentive compensation program have been comprised of stock options and restricted stock units. The stock options and restricted stock units issued to date have vested in one-third installments beginning in the fourth year after the grant date and each award has been subject to accelerated vesting under certain conditions. Unless terminated early, the stock options have a ten-year term.

     At March 31, 2006, no portfolio manager beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Exchange Act) shares of the Fund.

                                DISTRIBUTION PLAN

     The Trust has adopted a plan pursuant to rule 12b-1 under the Investment Company Act (the "Plan"), whereby Class A shares, Class B shares and Class C shares of the Fund pay to CFS, service and distribution fees as described in the prospectus. CFS may use the amount of such fees to defray the costs of commissions and service fees paid to broker-dealers and other financial intermediaries whose customers invest in shares of the Fund and for other purposes.

     The Trust's board of trustees has determined that the Plan could be a significant factor in the growth and retention of Fund assets, resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. A cash flow from sales of shares may enable the Fund to meet shareholder redemptions without having to liquidate portfolio securities and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The board also considered that continuing growth in the Fund's size would be in the shareholders' best interests because increased size would allow the Fund to realize certain economies of scale in its operations and would likely reduce the proportionate share of expenses borne by each shareholder. Even in the case of the Fund closing to new investors, the payment of ongoing compensation to a financial intermediary for providing services to its customers based on the value of their Fund shares is likely to provide the shareholders with valuable services and to benefit the Fund by promoting shareholder retention and reduced redemptions. The board of trustees therefore determined that it would benefit the Fund to have monies available for the direct distribution and service activities of CFS, as the Fund's distributor, in promoting the continuous sale of the Fund's shares. The board of trustees, including the non-interested trustees, concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

     The Plan has been approved by the board of trustees, including all of the trustees who are non-interested persons as defined in the Investment Company Act. [The substance of the Plan has also been approved by the vote of a majority of the outstanding shares of the Fund]. The Plan must be reviewed annually and may be continued from year to year by vote of the board of trustees, including a majority of the trustees who are non-interested persons of the Fund and who have no direct or indirect financial interest in the Plan's operation ("non-interested trustees"), cast in person at a meeting called for that purpose. It is also required that the selection and nomination of non-interested trustees be done by non-interested trustees. The Plan may be terminated at any time, without any penalty, by such trustees, by any act that terminates the distribution agreement between the Trust and CFS, or, as to the Fund, by vote of a majority of the Fund's outstanding shares.

     The Plan may not be amended to increase materially the amount spent for distribution or service expenses or in any other material way without approval by a majority of the outstanding shares of the affected series of the Trust, and all such material amendments to the Plan must also be approved by the non-interested trustees, in person, at a meeting called for the purpose of voting on any such amendment.

     CFS is required to report in writing to the board of trustees at least quarterly on the amounts and purpose of any payments made under the Plan and any distribution or service agreement, as well as to furnish the board with such other information as it may reasonably request to enable it to make an informed determination of whether the Plan should be continued.

     Because the Fund is newly organized, as of June __, 2006, it had made no payments to CFS pursuant to the Plan.

                          OTHER COMPENSATION TO DEALERS

     CFS or its affiliates are currently subject to supplemental compensation payment requests by certain securities broker-dealers, banks or other intermediaries, including third party administrators of qualified plans (individually, an "Intermediary" and collectively, "Intermediaries"). CFS or its affiliates may make payments to Intermediaries, among other things, to help defray the costs incurred by qualifying Intermediaries in connection with efforts to educate financial advisers about the Fund so they can make recommendations and provide services that are suitable and meet shareholder needs, to access Intermediaries' representatives, to obtain marketing support and other specified services. Those payments may be made, at the discretion of CFS or its affiliates, to Intermediaries who have sold Fund shares. The level of payments made to a qualifying Intermediary in any given year with respect to Fund shares held by the Intermediary's customers will vary, but in no case will exceed the sum of (a) 0.25% of the prior 12 month period's sales of Fund shares by that Intermediary and (b) 0.12% of the amount of average daily value of Fund shares held by customers of that Intermediary. A number of factors will be considered in determining whether CFS or its affiliates will make the requested payments, including the qualifying Intermediary's sales, assets and redemption rates, and the quality of the Intermediary's services.


     Because the Fund is newly organized, as of June __, 2006, neither CFS nor its affiliates has made payments to Intermediaries with respect to the Fund. CFS or its affiliates may enter into arrangements or change or discontinue arrangements with Intermediaries at any time without notice.

     These payments may provide Intermediaries with an incentive to favor shares of the Fund over sales of shares of other mutual funds or non-mutual fund investments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your Intermediary and its representatives. The Fund may utilize an Intermediary that offers and sells shares of the Fund to execute portfolio transactions for the Fund. The Fund, Calamos Advisors and CFS do not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

                         PURCHASING AND REDEEMING SHARES

     Purchases and redemptions are discussed in the Fund's prospectus under the headings "How can I buy shares?" and "How can I sell shares?" All of that information is incorporated herein by reference.

     You may purchase or redeem Fund shares through certain Intermediaries. These Intermediaries may charge for their services. Any such charges could constitute a substantial portion of a smaller account, and may not be in your best interest. You may purchase or redeem Fund shares directly from or with the Trust without any charges other than those described in the prospectus.

     An Intermediary who accepts orders that are processed at the net asset value or appropriate public offering price next determined after receipt of the order by the Intermediary accepts such orders as agent of the Trust. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange (the "NYSE") and transmit those orders separately for execution at the net asset value or appropriate public offering price next determined after that business day. It is the responsibility of the Intermediary to transmit purchase orders and redemption requests received by them to U.S. Bancorp Fund Services, LLC so they will be received in a timely manner.

HOW TO PURCHASE SHARES

     Shares of the Fund are sold through selected broker-dealers and banks that have signed agreements with CFS, or may be purchased by check or wire as described below. The minimum initial investment for the Fund is $2,500. For certain qualified retirement plans, such as individual retirement accounts, the minimum initial investment is $500. The minimum subsequent investment in the Fund is $50 or more. The Fund reserves the right to waive or reduce the minimum initial or subsequent investment requirement for any omnibus account of any intermediary with whom Calamos Advisors has entered into an agreement, including profit sharing or pension plans, Section 401(k) plans, Section 403(b)(7) plans in the case of employees of public school systems and certain non-profit organizations. The Fund may not waive or reduce the minimum initial or subsequent investment requirements, except for the plans or organizations listed above. The Fund reserves the right to reject any order for the purchase of its shares in whole or in part, and to suspend the sale of its shares to the public in response to conditions in the securities markets or otherwise. Each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates.

     In addition, the Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund will request the following information from all investors: full name, date of birth, Social Security number, and permanent street address. Corporate, trust, and other entity accounts require additional documentation. The Fund will use this information to verify your identity. The Funds will return your application if any of this information is missing, and may request additional information from you to assist in verifying your identity. In the event that the Fund is unable to verify your identity, it reserves the right to redeem your account at the current day's net asset value. The Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

OFFERING PRICE

     Class A shares of the Fund are sold to investors at net asset value plus a sales charge, which may be reduced or waived as described below. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares of the Fund, and a contingent deferred sales charge payable upon certain redemptions. Class C shares of the Fund are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares of the Fund. When placing an order, you must specify whether the order is for Class A, Class B or Class C shares.

     The differences between Class A shares, Class B shares and Class C shares lie primarily in their initial and contingent deferred sales charge structures and in their asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. See also "Expenses" and "How to Redeem Shares." Each class has distinct advantages and disadvantages for different investors, and you may choose the class that best suits your circumstances and objectives.

                                                      ANNUAL 12B-1 FEES
                                                     (AS A % OF AVERAGE
                                                          DAILY NET
 CLASS                  SALES CHARGE                       ASSETS)                 OTHER INFORMATION
 -----    ----------------------------------------   ------------------   ----------------------------------
Class A   Maximum initial sales charge of 4.75% of         0.25%          Initial sales charge waived or
          offering price                                                  reduced for certain purchases*

Class B   Maximum contingent deferred sales charge
          of 5% of redemption proceeds; declines                          Shares convert to Class A shares 8
          to zero after 6 years                            1.00%          years after issuance

Class C   1% deferred sales charge on shares
          redeemed within one year                         1.00%**        No conversion feature

----------
*    See the note to the following table.

** The 12b-1 fee of 1% for the first year is advanced to the selling dealer by CFS from its own resources at the time of investment. Annual 12b-1 fees are paid quarterly in arrears beginning in the second year. Of this amount, .25% is for administrative services and the balance is for distribution services.

     The sales charges on sales of the Fund's Class A shares (except when waived as described below under "How to Purchase Shares - Sales Charge Waiver") are as follows:

                                          SALES CHARGE PAID BY INVESTOR ON PURCHASE OF CLASS A SHARES
                                       -----------------------------------------------------------------
                                            AS A % OF           AS A % OF         % OF OFFERING PRICE
                                       NET AMOUNT INVESTED   OFFERING PRICE   RETAINED BY SELLING DEALER
                                       -------------------   --------------   --------------------------
Less than $50,000...................          4.99%               4.75%                  4.00%
$50,000 but less than $100,000......          4.44                4.25                   3.50
$100,000 but less than $250,000.....          3.63                3.50                   2.75
$250,000 but less than $500,000.....          2.56                2.50                   2.00
$500,000 but less than $1,000,000...          2.04                2.00                   1.60
$1,000,000 or more*.................          None                None                   None

----------
* On an investment of $1 million or more, CFS from its own resources pays the selling dealer a commission of .50% of the amount of the investment. On an investment of $1,000,000 or more without a sales charge, you will pay a contingent deferred sales charge of .50% on shares that are sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions.

     The Fund receives the entire net asset value of all of its Class A shares sold. CFS, the Funds' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers. The normal discount to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, CFS may allow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act. CFS retains the entire amount of any deferred sales charge on Class C shares redeemed within one year of purchase. CFS may from time to time conduct promotional campaigns in which incentives would be offered to dealers meeting or exceeding stated target sales of shares of the Fund. The cost of any such promotional campaign, including any incentives offered, would be borne entirely by CFS and would have no effect on either the public offering price of Fund shares or the percentage of the public offering price retained by the selling dealer.

     CFS compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 4.00% of the amount of Class B shares purchased. CFS is compensated by the Fund for services as distributor and principal underwriter for Class B shares. Class B shares of the Fund will automatically convert to Class A shares of the Fund eight years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the 12b-1 fee when they have been outstanding long enough for CFS to have been compensated for distribution related expenses. For purposes of conversion to

Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

WHICH CLASS OF SHARES SHOULD YOU PURCHASE?

     The decision as to which class of shares you should purchase depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than eight years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within eight years might consider Class C shares. No order for Class B shares of the Fund may exceed $100,000 and no order for Class C shares of the Fund may exceed $1,000,000. For more information about the three share classes, consult your financial representative or the call us toll free at
(800) 823-7386. Financial services firms may receive different compensation depending upon which class of shares they sell.

PURCHASES BY WIRE

     You may also purchase shares by wiring funds from your bank. To insure proper credit to your account, please call the Fund at (800) 823-7386 before sending your wire. The wire should be sent to U.S. Bank, N.A.; ABA #075000022; for U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, bank account no. 112-952-137; FBO Calamos Multi-Fund Equity; [shareholder name and account number]. The applicable offering price for a purchase by wire is the offering price per share next determined after receipt of the wired funds. Receipt of a wire could be delayed by delays on the Federal Reserve wire system. After you have wired funds, you must complete the application form and send it to CFS. The Fund will not honor redemption requests until the completed application has been received, and failure to submit a completed application may result in backup withholding as required by the Code.

PURCHASES BY MAIL

     You may also purchase shares of the Fund by sending a check payable to the Fund, along with information identifying you and your account number to the Fund's transfer agent: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. An initial investment made by check must be accompanied by a completed application. A subsequent investment may be made by detaching the stub from your account statement and sending it with your check in the envelope provided with your statement. All checks must be drawn on a U.S. bank in U.S. funds. The Fund will not accept cashier's checks in amounts less than $10,000. To prevent check fraud, the Fund will not accept Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. A check written by a third party will not be accepted. A charge ($25 minimum) may be imposed if any check submitted for investment is returned, and the investor may be responsible for any loss sustained by the Fund. If you purchase shares by check, you will not be able to redeem the shares until the check has been collected, which may take 15 days.

PURCHASES BY TELEPHONE

     You may purchase shares of the Fund by telephone once you have established an account. Complete information regarding the telephone purchase privilege is included in the prospectus under "How can I buy shares?"

PURCHASES BY EXCHANGE

     You may purchase shares of the Fund by exchange of shares from another series of the Trust or by exchange of shares of Prime Obligations Fund, a portfolio of First American Funds (such shares are referred to as "Prime Obligations Shares") either by mail or by instructing your broker-dealer or other sales agent, who will communicate your order to the Trust's transfer agent. No sales charge is imposed on purchases of Class A shares by exchange of Class A shares from another series of the Trust or by exchange of Prime Obligations Shares, previously purchased through use of the exchange privilege. Please review the information under "How to Redeem Shares - Redemption by Exchange."

SALES CHARGE WAIVER

     In addition to the sales charge waivers enumerated in the prospectus, dividends and distributions paid on Fund shares will be reinvested in shares of the same class of the Fund at net asset value (without the payment of any sales charge) unless you elect to receive dividends and distributions in cash. Additionally, proceeds of shares redeemed by the Fund within the previous 60 days also may be reinvested in shares of the same class of the Fund at net asset value without the payment of any sales charge. In order to take advantage of this sales charge waiver, you, or your broker-dealer or other sales agent, must submit your intent, in writing, with your purchase. In addition, if the amount of reinvestment is less than the amount of redemption, the sales charge waiver shall be pro-rated accordingly.

RIGHTS OF ACCUMULATION

     The sales charges described above also apply on a cumulative basis to the Fund's Class A shares and any other Calamos Fund as to which a sales charge applies, and over any period of time. You may combine the value at the current public offering price of Class A, B and C shares of any Calamos Fund already owned with a new purchase of Class A shares of any series of the Trust to reduce the sales charge on the new purchase. To receive the cumulative quantity reduction, you must give CFS or your dealer notification of the prior purchases at the time of the current purchase.

     You may aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount. For this purpose, members of your immediate family include your spouse, child, step child, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships. In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

     The Fund receives purchase orders through a variety of distribution channels, including financial intermediaries and cannot always identify accounts that should be combined for purposes of assessing the amount of a sales charge. When you buy shares, be sure to specify to your intermediary any other accounts that may entitle you to a reduced sales charge.

LETTER OF INTENT

     You may reduce the sales charges you pay on the purchase of Class A shares by making investments pursuant to a letter of intent. The applicable sales charge then is based upon the indicated amount intended to be invested during a thirteen-month period together with any other Class A shares already owned. You may compute the thirteen-month period starting up to ninety days before the date of execution of the letter of intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment. During the term of the letter of intent, shares representing up to 5% of the indicated amount will be held in escrow. Shares held in escrow have full dividend and voting privileges. The escrowed shares will be released when the full amount indicated has been purchased. If the full indicated amount is not purchased during the term of the letter of intent, you will be required to pay CFS an amount equal to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that you would have paid on your aggregate purchase if the total of such purchases had been made at a single time, and CFS reserves the right to redeem shares from your account if necessary to satisfy that obligation. A letter of intent does not obligate you to buy or the Fund to sell the indicated amount of the shares but you should read it carefully before signing. Additional information is contained in the letter of intent included in the application.

HOW TO REDEEM SHARES

     Shares of the Fund will be redeemed at the respective net asset value next determined after receipt of a redemption request in good form on any day the NYSE is open for trading. Requests received after the time for computation of the Fund's net asset value for that day will be processed the next business day.

     If Class C shares are sold within one year after purchase, a contingent deferred sales charge of 1% of the purchase price will be imposed. The fee will be determined on a first-in, first-out basis on all shares other than reinvested dividends and distributions. Class A shares, on which no initial sales charge was imposed because the initial purchase was made in an account with an accumulated $1 million or more, are subject to a contingent deferred sales charge of .50% for two years from the date of purchase. The Class A fee is also based on shares sold on a first-in, first-out basis, and does not apply on reinvested dividends and distributions.

REDEMPTION FEE ON SHARES HELD FIVE DAYS OR LESS

     A redemption of Fund shares (except shares purchased with reinvested dividends or distributions) held for five days or less may be subject to a redemption fee of 2% of the redemption proceeds that will be deducted from those proceeds. The redemption fee is paid to the Fund and is intended to deter short-term trading. The redemption fee is also intended to offset portfolio transaction costs, market impact, and other costs associated with short-term trading. If the shares redeemed were purchased on different days, the shares held shortest will be redeemed first for purposes of determining whether the redemption fee applies.

     For shares held through an Intermediary, the redemption fee will be charged in generally the same manner as for shares held directly with the Fund. However, due to operational requirements and/or limitations, certain Intermediaries' methods for tracking and calculating the fee may differ in some respects from those of the Fund. In addition, certain Intermediaries may not presently possess the operational capabilities to charge the fee. In those instances, a fee may not be able to be applied. The Fund cannot always monitor the imposition of redemption fees on shares that are purchased through Intermediaries or held in omnibus accounts. If you purchased shares through an Intermediary, you should contact the Intermediary for information on how the redemption fee may be applied to your shares.

     The Fund reserves the right to waive the redemption fee at its discretion where such waiver is believed not to materially harm the Fund and is consistent with the Fund's efforts to deter abusive short-term trading. The Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

CONTINGENT DEFERRED SALES CHARGE -- CLASS B AND C SHARES

     A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. See the example below under "Contingent Deferred Sales Charge -- General Information" for an illustration of the Class B contingent deferred sales charge. The charge is computed at the following rates based on the lesser of the redemption price or purchase price excluding amounts not subject to the charge.

YEAR OF REDEMPTION        CONTINGENT DEFERRED
DEFERRED AFTER PURCHASE       SALES CHARGE
-----------------------   -------------------
First                              5%
Second                             4%
Third or Fourth                    3%
Fifth                              2%
Sixth                              1%

     The contingent deferred sales charge imposed upon Class C shares redeemed within one year of purchase is 1%.

     The contingent deferred sales charge for Class B and Class C shares will be waived: (a) in the event of the total disability (as evidenced by a determination by the Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Systematic Withdrawal Plan" below), including any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(iv) prior to age 59 1/2, and (d) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Calamos IRA accounts).

CONTINGENT DEFERRED SALES CHARGE - GENERAL INFORMATION.

     The following example illustrates the operation of the Class B contingent deferred sales charge:

     Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of the Fund (at $10 per share) and that six months later the value of the investor's account for the Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a contingent deferred sales charge would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B contingent deferred sales charge would be $100.

REDEMPTION BY MAIL

     A written request for redemption must be received by the Trust's transfer agent at its address shown under "Purchases by Mail" above to constitute a valid redemption request.

     Your redemption request must:

1. specify the Fund, your account number and the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2.   be signed by all owners exactly as their names appear on the account; and

3. include a signature guarantee, if necessary, for each signature on the redemption request by CFS, by a securities firm that is a member of the NYSE, or by a bank, savings bank, credit union, savings and loan association or other entity that is authorized by applicable state law to guarantee signatures.

     A signature guarantee is required for all redemptions of $50,000 or more and for all redemptions from an account that has submitted a change in address to the Transfer Agent within the last 30 days.

     In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person signing on its behalf. Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

REDEMPTION BY WIRE OR TELEPHONE

     Broker-dealers or other sales agents may communicate redemption orders by wire or telephone to the Trust's transfer agent. These firms may charge for their services in connection with your redemption request but the Fund does not impose any such charges. Additionally, if your shares are held for you by the Trust's transfer agent, you may redeem up to $50,000 worth of shares by telephone, as described in the prospectus under "How can I sell shares?"

EXPEDITED REDEMPTION

     You may have redemption proceeds wired directly to a domestic commercial bank account or brokerage account that you have previously designated. Normally, such payments will be transmitted no later than the second business day following receipt of your redemption request (provided redemptions may be made under the general criteria set forth below). A $15 service charge for payment of redemption proceeds by wire will be deducted from the proceeds.

REDEMPTION BY EXCHANGE

     You may redeem all or any portion of your shares of the Fund and use the proceeds to purchase shares of any of the other series of the Trust or Prime Obligations Shares if your signed, properly completed application is on file. AN EXCHANGE TRANSACTION IS A SALE AND PURCHASE OF SHARES FOR FEDERAL INCOME TAX PURPOSES AND MAY RESULT IN CAPITAL GAIN OR LOSS. Before exchanging into Prime Obligations Shares, you should obtain the prospectus relating to those shares from the First American Funds and read it carefully. The exchange privilege is not an offering or recommendation of Prime Obligations Shares. If you should redeem (and not exchange) your Prime Obligations Shares, you would pay the applicable contingent deferred sales charge percentage. The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the fund being purchased. An exchange may be made by following the redemption procedure described above under "Redemption by Mail" and indicating the fund to be purchased, except that a signature guarantee normally is not required. An exchange may also be made by instructing your broker-dealer or other sales agent, who will communicate your instruction to CFS. No sales charge is imposed on purchases by exchange into the same class of shares.

TRANSACTION RESTRICTIONS

     The Fund reserves the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise. The Fund is intended for long-term investment purposes only, and are not intended for short-term or excessive trading. These practices may disrupt portfolio management strategies and may increase expenses, and thus harm fund performance.

     The Fund may, in its discretion, suspend, and may permanently terminate, the purchase or exchange privileges of any investor who engages in trading activity that it believes would be disruptive to the Fund. Although the Fund will attempt to give prior notice of a suspension or termination of an exchange privilege when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

     In addition, the Fund receives purchase and sale orders through financial intermediaries and cannot always identify or reasonably detect short-term or excessive trading that may be facilitated by those intermediaries or by the use of omnibus accounts by those intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Fund making it more difficult to locate and eliminate short-term or excessive trading. To the degree the Fund is able to identify excessive or short-term trading in accounts maintained by intermediaries, the Fund will seek the cooperation of the intermediary to enforce the Fund's excessive trading policy. However, there can be no assurance that an intermediary will cooperate in all instances. Certain intermediaries may not presently possess the same operational capabilities to track the number of purchase, redemption or exchange orders made by an individual investor as the Fund, or they may lack such capabilities entirely. Certain intermediaries may possess other capabilities to deter short-term or excessive trading upon which the Fund may rely. In general, the Fund cannot eliminate the possibility that short-term or excessive trading activity will occur in the Fund. Shareholders that invest through omnibus accounts should be aware that they may be subject to the policies and procedures of their intermediary with respect to excessive trading in the Fund.

     As noted above, the Fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor for any reason without prior notice, including, in particular, if the trading activity in the account may be disruptive to the Fund. To minimize harm to the Fund and its shareholders, the Fund may, at the Fund's sole discretion, exercise these rights if an investor has a history of excessive or disruptive trading. In making this judgment, a Fund may consider trading done in multiple accounts under common ownership or control.

GENERAL

     A check for proceeds of a redemption will not be released until the check used to purchase the shares has been collected, which is usually no more than 15 days after purchase. You may avoid this delay by purchasing shares through a wire transfer of funds. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with SEC rules. Due to the relatively high cost of handling small accounts, the Fund reserves the right upon 30 days' written notice to involuntarily redeem, at net asset value, the shares of any shareholder whose account has a value of less than $500, unless the reduction in value to less than $500 was the result of market fluctuation. PLEASE TELEPHONE THE FUND IF YOU HAVE ANY QUESTIONS ABOUT REQUIREMENTS FOR A REDEMPTION BEFORE SUBMITTING A REQUEST. YOU MAY NOT CANCEL OR REVOKE YOUR REDEMPTION REQUEST ONCE YOUR INSTRUCTIONS HAVE BEEN RECEIVED AND ACCEPTED.

SHAREHOLDER ACCOUNTS

     Each Fund shareholder receives quarterly account statements showing transactions in Fund shares and with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption, dividend reinvestment, or change of shareholder address (sent to both the former and the new address).

RETIREMENT PLANS

     You may use the Fund as an investment for your Individual Retirement Account ("IRA"), profit sharing or pension plan, Section 40l(k) plan, Section 403(b)(7) plan in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan and information regarding plan administration, fees, and other details are available from CFS and authorized broker-dealers.

SYSTEMATIC WITHDRAWAL PLAN

     You may request that the Fund periodically redeem shares having a specified redemption value and send you a check for the proceeds. In order to initiate the Systematic Withdrawal Plan, call (800) 823-7386 and request a Systematic Withdrawal form. Your account must have a share balance of $25,000 or more. Withdrawal proceeds are likely to exceed dividends and distributions paid on shares in your account and therefore may deplete and eventually exhaust your account. The periodic payments are proceeds of redemption and are taxable as such. The maximum annual rate at which Class B shares may be redeemed (and Class C shares in their first year following purchase and Class A shares purchased at NAV pursuant to the $1,000,000 purchase order privilege for two years after the time of purchase) under a systematic withdrawal plan is 10% of the net asset value of the account. Because a sales charge is imposed on purchases of Fund shares, you should not purchase shares while participating in the Systematic Withdrawal Plan. You may modify or terminate your Systematic Withdrawal Plan by written notice to the transfer agent at least seven business days prior to the start of the month in which the change is to be effective.

AUTOMATIC BANK DRAFT PLAN

     If you own shares of the Fund, you may purchase additional shares of the Fund through the Automatic Bank Draft Plan. Under the Plan, after your initial investment, you may authorize the Fund to withdraw from your bank checking or savings account an amount that you wish to invest, which must be $50 or more. Your financial institution must be a member of the Automated Clearing House
(ACH) Network to participate. If you wish to enroll in this Plan, complete the appropriate section in the Account Application Form. To obtain the form, call
(800) 823-7386. The Plan is not available to clients of broker-dealers or other sales agents that offer similar investment services. The Fund may terminate or modify this privilege at any time. You may change your withdrawal amount or terminate your participation in the Plan at any time by notifying the Transfer Agent by telephone or in writing, five days prior to the effective date of the next transaction. A request to change bank information for this Plan requires a signature guarantee. If your bank rejects your payment, the Fund's Transfer Agent will charge a $25 fee to your account.

EXCHANGE PRIVILEGE

     You may exchange shares of the Fund for shares of other series of the Trust or for Prime Obligations Shares or exchange Prime Obligations Shares for shares of the Fund, without payment of any sales charge as described above under "How to Purchase Shares - Purchase by Exchange" and "How to Redeem Shares - Redemption by Exchange."

NET ASSET VALUE

     In computing the Fund's net asset value, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Each outstanding futures contract is valued at the official settlement price for the contract on the exchange on which the contract is traded, except that if the market price of the contract has increased or decreased by the maximum amount permitted on the valuation date ("up or down the limit"), the contract is valued at a fair value as described below. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

     When market prices are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures approved by the board of trustees. These procedures may utilize valuations furnished by pricing services approved by the board of trustees, which include market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities or other quantitative models.

     The markets in which non-U.S. securities trade are sometimes open on days when the NYSE is not open and the Fund does not calculate its net asset value, and sometimes are not open on days when the Fund does calculate its net asset value. Even on days on which both the foreign market and the NYSE are open, several hours may have passed between the time when trading in the foreign market closed and the NYSE closes and the Fund calculates its net asset value. The Fund monitors for significant events that may affect the value of a foreign security. The Fund may price a non-U.S. security it holds at a fair value determined according to procedures, or a systematic fair valuation model provided by a third party adopted by the board of trustees if it appears that the value of the security may have been affected by events occurring between the close of the primary market or exchange on which the security is traded and the time for computing net asset value.

     The Fund's net asset value is determined only on days on which the NYSE is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

     Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the Fund's portfolio may be significantly affected on days when shares of the Fund may not be purchased or redeemed.

REDEMPTION IN KIND

     The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one shareholder. Redemptions in excess of these amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.

                                   DISTRIBUTOR

     CFS, a broker-dealer, serves as principal underwriter and distributor for the Fund, subject to change by a majority of the "non-interested" trustees at any time. CFS is located at 2020 Calamos Court, Naperville, Illinois 60563-1493. CFS is an indirect subsidiary of Calamos Asset Management, Inc. CFS is responsible for all purchases, sales, redemptions and other transfers of shares of the Fund without any charge to the Fund except the fees paid to CFS under the Distribution Plan and distribution agreement. CFS is also responsible for all expenses incurred in connection with its performance of services for the Fund, including, but not limited to, personnel, office space and equipment, telephone, postage and stationery expenses. CFS receives commissions from sales of shares of the Fund that are not the Fund's expenses but represent sales commissions added to the net asset value of shares purchased from the Fund. See "How can I buy shares" in the prospectus. CFS also receives brokerage commissions for executing portfolio transactions for the Fund. See "Portfolio Transactions." Because the Fund is newly organized, as of June __, 2006, CFS has not received commissions on the sale of Fund shares.

     CFS has the exclusive right to distribute shares of the Funds through affiliated and unaffiliated dealers. The obligation of CFS is an agency or "best efforts" arrangement, which does not obligate CFS to sell any stated number of shares.

     In connection with the exchange privilege, CFS acts as a service organization for the Prime Obligations Fund, which is a portfolio of First American Funds.

                             PORTFOLIO TRANSACTIONS

     Calamos Advisors is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions. The Fund's investments in the underlying funds will be at each underlying fund's net asset value for its Class I shares with no sales charges. The Fund, to the extent the Fund invests in securities other than the underlying funds, and the underlying funds follow the same policies and procedures with respect to portfolio transactions and brokerage allocation as described below. While Calamos Advisors will be primarily responsible for the placement of the Fund's portfolio business, the policies and practices in this regard are subject to review by the board of trustees.

     Portfolio transactions effected on stock exchanges on the Fund's behalf involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price the Fund pays usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price the Fund pays includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     In executing portfolio transactions, Calamos Advisors uses its best efforts to obtain for the Fund the most favorable combination of price and execution available. In seeking the most favorable combination of price and execution, Calamos Advisors considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker-dealer and the quality of service rendered by the broker-dealer in other transactions.

     In allocating the Fund's portfolio brokerage transactions to unaffiliated broker-dealers, Calamos Advisors may take into consideration the research, analytical, statistical and other information and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. Although Calamos Advisors believes these services have substantial value, they are considered supplemental to Calamos Advisors' own efforts in performing its duties under the

Management Agreement. As permitted by Section 28(e) of the Exchange Act, Calamos Advisors may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for a Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if Calamos Advisors believes the amount is reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of Calamos Advisors may indirectly benefit from the availability of these services to Calamos Advisors, and the Funds may indirectly benefit from services available to Calamos Advisors as a result of transactions for other clients.

     In certain cases, Calamos Advisors may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. In each case, Calamos Advisors makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by Calamos Advisors personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by Calamos Advisors through brokerage commissions generated by transactions of its clients, including the Fund. Calamos Advisors pays the provider in cash for the non-research portion of its use of these products or services.

                                    TAXATION

     The following is only a summary of certain tax considerations affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

     At the time of your purchase, the Fund's net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the Fund or by an underlying fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as a dividend or capital gain distribution.

     Some of the investment practices of the Fund or the underlying funds are subject to special provisions of the Code that, among other things, may (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited) and/or (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions and may make certain tax elections to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company, and it is expected that the underlying funds will do the same.

     The Funds are permitted to invest in securities issued or purchased at a discount. Tax rules could require the Fund or an underlying fund to accrue and distribute income not yet received. Depending upon particular circumstances, this treatment may also affect the tax character and amount of income required to be recognized by the Fund. The Fund or an underlying fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

     Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect to the Fund of those transactions is a gain, the income dividend paid by the Fund will be increased; if the result is a loss, the income dividend paid will be decreased.

     Income received by the Fund or an underlying fund from sources within various foreign countries will be subject to foreign income taxes withheld at the source. Under the Code, if more than 50% of the value of an underlying fund's total assets at the close of its taxable year comprises securities issued by foreign corporations, the underlying fund may file an election with the Internal Revenue Service to "pass through" to its shareholders the amount of foreign income taxes paid by the underlying fund. Pursuant to that election, shareholders of such underlying fund would be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the underlying fund; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. The pass-through of foreign taxes is not available to shareholders of the Fund with respect to foreign taxes paid by an underlying fund.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     The Fund intends to continue to qualify, and elect to be treated, as a regulated investment company under Subchapter M of the Code so as to be relieved of federal income tax on its net investment income and capital gains that it currently distributes to shareholders.

     The Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of securities; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. Government securities, securities of other regulated investment companies, and other securities such that no more than 5% of the Fund's value may consist of such other securities of any one issuer, and the Fund must not hold through such other securities more than 10% of the outstanding voting stock of any issuer, and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities) or two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     To avoid a 4% excise tax, the Fund and each underlying fund will be required to distribute, by December 31st of each year, at least an amount equal to the sum of (i) 98% of its ordinary income for such year and (ii) 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31st of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, the Fund and each underlying fund will be treated as having distributed any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund or the underlying fund, as the case may be.

                             ALLOCATION AMONG FUNDS

     The assets received by the Trust from the sale of shares of the Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to the Fund, and constitute the Fund's underlying assets. The Fund's underlying assets are required to be segregated on the books of account, and are to be charged with the expense in respect to the Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to the Fund shall be allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. Each share of the Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the trustees. Upon any liquidation of the Fund, shareholders thereof are entitled to share pro rata in the net assets belonging to the Fund available for distribution.

                              CERTAIN SHAREHOLDERS

     Because the Fund is newly organized, as of June __, 2006, no persons are known to beneficially own any Fund shares.

     At June __, 2006, the Trust's trustees and officers as a group did not own any shares of the Fund.

                          CUSTODIAN AND TRANSFER AGENT

     The Bank of New York, 48 Wall Street, New York, New York 10286, is the custodian for the Fund's assets. The custodian is responsible for holding all of the Fund's cash and securities, directly or through a book entry system, delivering and receiving payment for securities sold by the Fund, receiving and paying for securities purchased by the Fund, collecting income from the Fund's investments and performing other duties, all as directed by authorized persons of the Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities by the Fund, payment of dividends or payment of expenses of the Fund.

     U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, serves as the Fund's transfer agent and dividend paying agent.


     The Fund's shares may be purchased through certain financial service companies who are agents of the Fund for the limited purpose of completing purchases and sales. For services provided by such a company with respect to Fund shares held by that company for its customers, the company may charge the Fund a fee of up to $12 per account for Network Level III accounts. For all other accounts, $18 per account or 0.15% of the account's average net assets for Class A shares and $21 per account for Class B and Class C shares.

                 FUND ACCOUNTING AND FINANCIAL ACCOUNTING AGENT

     Under the arrangements with State Street Bank and Trust Company ("State Street") to provide fund accounting services, State Street provides certain administrative and accounting services including providing daily reconciliation of cash, trades and positions; maintaining general ledger and capital stock accounts; preparing daily trial balance; calculating net asset value; providing selected general ledger reports; preferred share compliance; calculating total returns; and providing monthly distribution analysis to the Fund and such other series of the Trust advised by Calamos Advisors that may be part of those arrangements. For the services rendered to the Calamos Funds, State Street receives fees based on the Calamos Funds' combined managed assets ("Combined Assets"). State Street receives a fee at the annual rate of 0.90% for the first $5 billion of Combined Assets, 0.75% for the next $5 billion of Combined Assets, 0.50% for the next $5 billion of Combined Assets and 0.35% for the Combined Assets in excess of $15 billion. Each Calamos Fund pays its pro-rata share of the fees payable to State Street described below based on relative managed assets of each Calamos Fund.



     Calamos Advisors provides the following financial accounting services to Calamos Funds, rather than State Street: management of expenses and expense payment processing; monitor the calculation of expense accrual amounts for any fund and make any necessary modifications; coordinate any expense reimbursement calculations and payment; calculate yields on the Calamos Funds in accordance with the SEC's rules and regulations; calculate net investment income dividends and capital gains distributions; calculate track and report tax adjustments on all assets of each Calamos Fund, including but not limited to contingent debt and preferred trust obligations; prepare excise tax and fiscal year distributions schedules; prepare tax information required for financial statement footnotes; prepare state and federal income tax returns; prepare specialized calculations of amortization on convertible securities; prepare year-end dividend disclosure information; monitor trustee deferred compensation plan accruals and valuations; and prepare Form 1099 information statements for board members and service providers. For providing those financial accounting services, Calamos Advisors will receive a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of Combined Assets; 0.0150% on the next $1 billion of Combined Assets; and 0.0110% on Combined Assets above $2 billion ("financial accounting service fee"). Each Calamos Fund will pay its pro-rata share of the financial accounting service fee payable to Calamos Advisors based on relative managed assets of each Calamos Fund.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Deloitte & Touche LLP will audit and report on the Fund's annual financial statements, and will perform other audit-related and other services when approved by the audit committee.


                               GENERAL INFORMATION

SHAREHOLDER INFORMATION

     The Fund is a series of Calamos Investment Trust (formerly named CFS Investment Trust). As of March 18, 1996, all shares of each series then outstanding were re-designated as Class A shares of that series. Under the terms of the Agreement and Declaration of Trust, the trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the trustees and the trustees may divide the shares of any series into two or more classes of shares of that series. As of the date of this Statement of Additional Information, the Trust has ten series in operation. All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights. In the future, the board of trustees may authorize the issuance of shares of additional series and additional classes of shares of any series.

     The Fund's shares of a given class are entitled to participate pro rata in any dividends and other distributions declared by the Fund's board of trustees with respect to shares of the Fund. All shares of the Fund of a given class have equal rights in the event of liquidation of that class.

     Under Massachusetts law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust's obligations. However, the Trust's Declaration of Trust disclaims liability of the shareholders, trustees, and officers of the Trust for acts or obligations of the Fund that are binding only on the Fund's assets and property. The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of the Fund's assets of all losses and expenses of any Fund shareholder held personally liable for the Fund's obligations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, because it is limited to circumstances in which the disclaimer is inoperative and the Fund itself is unable to meet its obligations.

VOTING RIGHTS

     Each share has one vote and fractional shares have fractional votes. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement.

                              FINANCIAL STATEMENTS

     The Fund is newly organized and has no financial statements. Audited financial statements for the underlying funds for the fiscal year ended March 31, 2006 are incorporated herein by reference from the Trust's annual report to shareholders for the fiscal year ended March 31, 2006. See the back cover of the Fund's prospectus for information on how to obtain the Trust's annual report to shareholders.

                      APPENDIX--DESCRIPTION OF BOND RATINGS

     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Calamos Advisors believes that the quality of debt securities in which the Funds invest should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P").

MOODY'S RATINGS

     Aaa--Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

     Aa--Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risk appear somewhat larger than in Aaa bonds.

     A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds rated Ca represent obligations that are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

S&P RATINGS

     AAA--Bonds rated AAA have the highest rating. The obligor's capacity to meet its financial commitment on the bond is extremely strong.

     AA--Bonds rated AA differ from AAA bonds only in small degree. The obligor's capacity to meet its financial commitment on the bond is very strong.

     A--Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. However, the obligor's capacity to meet its financial commitment on the bond is still strong.

     BBB--Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the bond.

     BB--B--CCC--CC AND C--Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation among such bonds and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS.


(a)(1)    Third Amended and Restated Agreement and Declaration of Trust, dated
          March 30, 2006 (incorporated by reference to Exhibit (a)(1) to
          Post-effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A, filed on June 13, 2006).

(a)(2)    Amendment No. 1 to Third Amended and Restated Agreement and
          Declaration of Trust, dated June 22, 2006.

(b) Bylaws, as amended through December 16, 2005 (incorporated by reference to Exhibit (b) to Post-effective Amendment No. 42 to
          Registrant's Registration Statement on Form N-1A, filed on March 17,
          2006).

(c)       See Articles IV and V of Exhibit (a), above.

(d)(1)    Management Agreement with Calamos Advisors LLC, dated December 13,
          2004 (incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A, filed July 28, 2005).

(d)(2)    Form of Notification to Calamos Asset Management, Inc. regarding
          Establishment of Calamos Value Fund (formerly known as the Calamos Mid
          Cap Value Fund) (incorporated by reference to Exhibit (d)(2) to
          Post-effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A, filed on December 18, 2001).

(d)(3)    Form of Notification to Calamos Asset Management, Inc. regarding
          Establishment of Calamos Blue Chip Fund (incorporated by reference to
          Exhibit (d)(3) to Post-effective Amendment No. 34 to Registrant's
          Registration Statement on Form N-1A, filed on November 28, 2003).

(d)(4)    Letter Agreement with Calamos Advisors LLC, dated June 30, 2005
          (incorporated herein by reference to Exhibit (d)(6) to Post-Effective
          Amendment No. 41 to Registrant's Registration Statement on Form N-1A, filed July 28, 2005).

(d)(5)    Notification to Calamos Advisors LLC, regarding Establishment of
          Calamos Multi-Fund Blend, dated March 30, 2006 (incorporated by reference to Exhibit (d)(5) to Post-effective Amendment No. 44 to
          Registrant's Registration Statement on Form N-1A, filed on June 13,
          2006).

(d)(6) Organizational Expenses Agreement, dated September 24, 2003, relating to Blue Chip Fund (incorporated by reference to Exhibit (d)(5) to
          Post-effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A, filed on November 28, 2003).

(d)(7) Organizational Expenses Agreement, dated December 13, 2004, relating to International Growth Fund (incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 41 to Registrant's
          Registration Statement on Form N-1A, filed July 28, 2005).

(d)(8)    Organizational Expenses Agreement, dated March 30, 2006, relating to
          Multi-Fund Blend (incorporated by reference to Exhibit (d)(8) to
          Post-effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A, filed on June 13, 2006).

(e)(1)    Amended and Restated Distribution Agreement with Calamos Financial
          Services LLC, dated March 30, 2006 (incorporated by reference to
          Exhibit (e)(1) to Post-effective Amendment No. 44 to Registrant's
          Registration Statement on Form N-1A, filed on June 13, 2006).

(e)(2) Selling Group Agreement, revised September 2000 (incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 24 to
          Registrant's Registration Statement on Form N-1A, filed on July 31,
          2001).

(f)       None.

(g)(1)    Custody Agreement with Bank of New York, dated November 15, 2000
          (incorporated herein by reference to Exhibit (g)(1) to Post-Effective
          Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(g)(2)    Amendment, dated December 13, 2004, to Custody Agreement, dated
          November 15, 2000 (incorporated herein by reference to Exhibit (g)(2) to Post-Effective Amendment No. 41 to Registrant's Registration
          Statement on Form N-1A, filed July 28, 2005).

(g)(3)    Amendment, dated March 30, 2006, to Custody Agreement, dated November
          15, 2000 (incorporated by reference to Exhibit (g)(3) to
          Post-effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A, filed on June 13, 2006).

(g)(4)    Foreign Custody Manager Agreement with Bank of New York, dated
          November 15, 2000 (incorporated herein by reference to Exhibit (g)(2) to Post-Effective Amendment No. 24 to Registrant's Registration
          Statement on Form N-1A, filed on July 31, 2001).

(h)(1)    Master Services Agreement, dated March 15, 2004, with State Street
          Bank and Trust Company (incorporated by reference to Exhibit (h)(1) to
          Post-effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(2)    Notification of Additional Funds, dated March 31, 2006, pursuant to
          Master Services Agreement, dated as of March 31, 2006 (incorporated by reference to Exhibit (h)(2) to Post-effective Amendment No. 44 to
          Registrant's Registration Statement on Form N-1A, filed on June 13,
          2006).

(h)(3)    Letter Agreement, dated March 15, 2004, with State Street Bank and
          Trust Company (incorporated by reference to Exhibit (h)(3) to
          Post-effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(4)    Letter Agreement, dated October 31, 2004, with State Street Bank and
          Trust Company (incorporated by reference to Exhibit (h)(4) to
          Post-effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(5)    Letter Agreement, dated March 31, 2006, with State Street Bank and
          Trust Company (incorporated by reference to Exhibit (h)(5) to
          Post-effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(6)    Transfer Agent Servicing Agreement with Firstar Mutual Fund Services,
          LLC, dated September 11, 2000 (incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 24 to Registrant's
          Registration Statement on Form N-1A filed on July 31, 2001).

(h)(7)    Amendment, dated January 1, 2002, to the Transfer Agent Servicing
          Agreement with Firstar Mutual Fund Services, LLC, dated September 11,
          2000 (incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on May 31, 2002).

(h)(8)    Amendment, dated January 1, 2002, to the Transfer Agent Servicing
          Agreement with Firstar Mutual Fund Services, LLC, dated September 11,
          2000 (incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on May 31, 2002).

(h)(9)    Amendment, dated March 1, 2002, to the Transfer Agent Servicing
          Agreement with Firstar Mutual Fund Services, LLC, dated September 11,
          2000 (incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on May 31, 2002).

(h)(10)   Amendment, dated December 13, 2004, to the Transfer Agent Servicing
          Agreement with U.S. Bancorp Fund Services, LLC (f/k/a Firstar Mutual
          Fund Services, LLC), dated September 11, 2000 (incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 41 to
          Registrant's Registration Statement on Form N-1A, filed July 28,
          2005).

(h)(11)   Amendment, dated March 30, 2006, to the Transfer Agent Servicing
          Agreement with U.S. Bancorp Fund Services, LLC (f/k/a Firstar Mutual
          Fund Services, LLC), dated September 11, 2000 (incorporated by reference to Exhibit (h)(11) to Post-effective Amendment No. 44 to
          Registrant's Registration Statement on Form N-1A, filed on June 13,
          2006).

(h)(12) Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated herein by reference to Exhibit
          (h)(3) to Post-Effective Amendment No. 24 to Registrant's Registration
          Statement on Form N-1A, filed on July 31, 2001).

(h)(13)   Amendment, dated March 30, 2006, to Internet Access Agreement with
          Firstar Mutual Fund Services, LLC, dated September 11, 2000
          (incorporated by reference to Exhibit (h)(13) to Post-effective
          Amendment No. 44 to Registrant's Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(14)   Administration Servicing Agreement with Firstar Mutual Fund Services,
          LLC, dated September 21, 2000 (incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 24 to Registrant's
          Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(15) Amendment, dated March 30, 2006, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000
          (incorporated by reference to Exhibit (h)(15) to Post-effective
          Amendment No. 44 to Registrant's Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(16) Use of Name Agreement, dated August 23, 1990 (incorporated herein by reference to Exhibit 9.5 to Post-Effective Amendment No. 18 to
          Registrant's Registration Statement on Form N-1A, filed on June 24,
          1997).

(h)(17)   Financial Accounting Services Agreement with Calamos Asset Management,
          Inc., dated March 30, 2004 (incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 35 to Registrant's
          Registration Statement on Form N-1A, filed on June 4, 2004).

(h)(18)   Amended and Restated Financial Accounting Services Agreement with
          Calamos Advisors LLC, dated December 13, 2004 (incorporated herein by reference to Exhibit (h)(13) to Post-Effective Amendment No. 41 to
          Registrant's Registration Statement on Form N-1A, filed July 28,
          2005).

(h)(19)   Amendment, dated March 30, 2006, to Amended and Restated Financial
          Accounting Services Agreement with Calamos Advisors LLC, dated
          December 13, 2004 (incorporated by reference to Exhibit (h)(19) to
          Post-effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A, filed on June 13, 2006).

(i)(1)    Opinion of Bell, Boyd & Lloyd LLC.

(i)(2)    Opinion of Goodwin Procter LLP.

(j)       Consent of independent registered public accounting firm.

(k)       None.

(l)(1)    Initial Capital Agreement - Calamos Convertible Fund.*

(l)(2)    Subscription Agreement - Calamos Global Convertible Fund, dated June
          11, 1996 (incorporated herein by reference to Exhibit 13.5 to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A, filed June 24, 1996).

(l)(3) Subscription Agreement - Calamos Convertible Growth and Income Fund, dated July 5, 1988 (incorporated herein by reference to Exhibit (13.1) to Post-Effective Amendment No. 18 to Registrant's Registration
          Statement on Form N-1A, filed on June 24, 1997).

(l)(4)    Subscription Agreement - Calamos Market Neutral Fund and Calamos
          Growth Fund (incorporated herein by reference to Exhibit (13.3) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(5)    Subscription Agreement - Calamos High Yield Fund, dated July 27, 1999
          (incorporated herein by reference to Exhibit (l) to Post-Effective
          Amendment No. 21 to Registrant's Registration Statement on Form N-1A, filed on July 30, 2000).

(l)(6)    Subscription Agreement - Calamos Value Fund, dated December 28, 2001
          (incorporated herein by reference to Exhibit (l)(6) to Post-Effective
          Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on May 31, 2002).

(l)(7)    Subscription Agreement - Calamos Blue Chip Fund, dated September 24,
          2003 (incorporated by reference to Exhibit (l)(7) to Post-effective
          Amendment No. 34 to Registrant's Registration Statement on Form N-1A, filed on November 28, 2003).

(l)(8)    Subscription Agreement - Calamos International Growth Fund, dated
          December 13, 2004, with Calamos Holdings LLC (incorporated herein by reference to Exhibit (l)(8) to Post-Effective Amendment No. 41 to
          Registrant's Registration Statement on Form N-1A, filed July 28,
          2005).

(l)(9)    Subscription Agreement - Calamos International Growth Fund, dated
          December 13, 2004, with Calamos Family Partners Inc. (incorporated herein by reference to Exhibit (l)(9) to Post-Effective Amendment No.
          41 to Registrant's Registration Statement on Form N-1A, filed July 28,
          2005).

(m)       Amended and Restated Distribution Plan, effective as of March 30, 2006
          (incorporated by reference to Exhibit (m) to Post-effective Amendment
          No. 44 to Registrant's Registration Statement on Form N-1A, filed on
          June 13, 2006).

(n)       Amended and Restated Rule 18f-3 Plan, dated March 30, 2006
          (incorporated by reference to Exhibit (n) to Post-effective Amendment
          No. 44 to Registrant's Registration Statement on Form N-1A, filed on
          June 13, 2006).

(o)       [Item Omitted].

(p) Code of Ethics of Registrant, its investment adviser, distributor and affiliated entities, dated June 30, 2005 (incorporated by reference to Exhibit (p) to Post-effective Amendment No. 44 to Registrant's
          Registration Statement on Form N-1A, filed on June 13, 2006).

(q)       Powers of Attorney.


----------


* No subscription agreement has been filed with respect to Calamos Convertible Fund because such series was operational prior to the effective date of the Registrant's initial Registration Statement on Form N-1A.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

     The information in the prospectus, under the captions "Who Manages the Funds?" and in the Statement of Additional Information under the caption "Management" and "Certain Shareholders" is incorporated herein by reference.

ITEM 25. INDEMNIFICATION.

     Article VI of the Second Amended Agreement and Declaration of Trust of Registrant (Exhibit (a) to this registration statement, which is incorporated herein by reference) provides that the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined, in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct").

     A determination that a Covered Person is entitled to indemnification despite allegations of Disabling Conduct may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or
(b) an independent legal counsel in a written opinion.

     Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason or any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Party ultimately will be found to be entitled to indemnification.

     The registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser and certain persons affiliated with them are insured, within the limits and subject to the limitations of the insurance, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings. The insurance expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTION OF THE INVESTMENT ADVISOR.

     The information in the Statement of Additional Information under the caption "Management - Trustees and Officers" is incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) Calamos Financial Services LLC ("CFS") serves as principal underwriter for the Calamos Investment Trust and the Calamos Advisors Trust.

(b) Information on the officers and directors of CFS is set forth below. The principal business address is 2020 Calamos Court, Naperville, Illinois 60563.

         (1)
 NAME AND PRINCIPAL                   (2)                             (3)
  BUSINESS ADDRESS           POSITIONS AND OFFICES           POSITIONS AND OFFICES
     (SEE ABOVE)                WITH UNDERWRITER                WITH REGISTRANT
--------------------   ---------------------------------   ------------------------
John P. Calamos, Sr.   President and Chief Executive       President and Principal
                       Officer                             Executive Officer

Nick P. Calamos        Senior Executive Vice President     Vice President

John P. Calamos, Jr.   Executive Vice President            None

Patrick H. Dudasik     Executive Vice President, Chief     Vice President and
                       Financial Officer, and Treasurer    Principal Financial
                                                           Officer

James S. Hamman, Jr.   Executive Vice President, General   Secretary
                       Counsel, and Secretary

Bruce Innes            Senior Vice President               None

         (1)
 NAME AND PRINCIPAL                   (2)                             (3)
  BUSINESS ADDRESS           POSITIONS AND OFFICES           POSITIONS AND OFFICES
     (SEE ABOVE)                WITH UNDERWRITER                WITH REGISTRANT
--------------------   ---------------------------------   ------------------------
Nimish Bhatt           None                                Treasurer

Dave Butler            Vice President                      None

Geoff Frankenthal      Vice President                      None

Derek Olsen            Vice President                      None

Mark Mickey            None                                Chief Compliance Officer

(c) There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     All such accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant's investment manager, Calamos Advisors LLC, and Calamos Financial Services LLC, the Registrant's principal underwriter, 2020 Calamos Court, Naperville, Illinois 60563, at the offices of the custodian, Bank of New York, 90 Washington Street, New York, NY 10286, or at the offices of the transfer agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.

ITEM 29. MANAGEMENT SERVICES.

     None.

ITEM 30. UNDERTAKINGS.

     None.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Naperville, and State of Illinois on the 22nd day of June, 2006.


                                        CALAMOS INVESTMENT TRUST


                                        By /s/ John P. Calamos
                                           -------------------------------------
                                           John P. Calamos
                                           President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.


             Name                            Title                        Date
------------------------------   -----------------------------       --------------


/s/ John P. Calamos              Trustee and President           )
------------------------------   (principal executive officer)   )
John P. Calamos                                                  )
                                                                 )
                                                                 )
/s/ Nick P. Calamos              Trustee                         )
------------------------------                                   )
Nick P. Calamos                                                  )
                                                                 )
                                                                 )
/s/ Joe F. Hanauer           *   Trustee                         )
------------------------------                                   )
Joe F. Hanauer                                                   )
                                                                 )
                                                                 )
/s/ Weston W. Marsh          *   Trustee                         )
------------------------------                                   )
Weston W. Marsh                                                  )
                                                                 )   June 22, 2006
                                                                 )
/s/ John E. Neal             *   Trustee                         )
------------------------------                                   )
John E. Neal                                                     )
                                                                 )
                                                                 )
/s/ William R. Rybak         *   Trustee                         )
------------------------------                                   )
William R. Rybak                                                 )
                                                                 )
                                                                 )
/s/ Stephen B. Timbers       *   Trustee                         )
------------------------------                                   )
Stephen B. Timbers                                               )
                                                                 )
                                                                 )
/s/ David D. Tripple         *   Trustee                         )
------------------------------                                   )
David D. Tripple                                                 )
                                                                 )
                                                                 )
/s/ Patrick H. Dudasik           Vice President                  )
------------------------------   (principal financial and        )
Patrick H. Dudasik               accounting officer)             )


* James S. Hamman Jr. signs this document pursuant to powers of attorney filed herewith.


                                        By /s/ James S. Hamman Jr.
                                           -------------------------------------
                                           James S. Hamman Jr.
                                           Secretary

                                  EXHIBIT INDEX


(a)(2)    Amendment No. 1, dated June 22, 2006, to Third Amended and
          Restated Agreement and Declaration of Trust, dated March 30, 2006.

(i)(1)    Opinion of Bell, Boyd & Lloyd LLC.

(i)(2)    Opinion of Goodwin Procter LLP.

(j)       Consent of independent registered public accounting firm.

(q)       Powers of Attorney.